Schedule of Investments(a)
Invesco Active U.S. Real Estate ETF (PSR)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Apartments-9.43%
American Campus Communities, Inc.	10,488	$481,085
Apartment Investment & Management Co., Class A	22,682	1,195,568
AvalonBay Communities, Inc.	13,803	2,990,972
Equity Residential	39,817	3,307,996
Essex Property Trust, Inc.	8,418	2,607,560
Mid-America Apartment Communities, Inc.	16,291	2,235,288
		12,818,469
Data Centers-6.32%
Digital Realty Trust, Inc.	20,886	2,568,769
Equinix, Inc.	8,552	5,043,371
QTS Realty Trust, Inc., Class A	17,142	975,037
		8,587,177
Diversified-4.46%
Investors Real Estate Trust	10,132	746,728
STORE Capital Corp.	22,032	864,756
VEREIT, Inc.	133,750	1,305,400
VICI Properties, Inc.	32,087	859,931
Vornado Realty Trust	22,584	1,485,350
Washington REIT	26,522	807,330
		6,069,495
Free Standing-4.55%
Agree Realty Corp.	5,187	393,849
Kimco Realty Corp.	59,918	1,141,438
National Retail Properties, Inc.	27,073	1,516,088
Realty Income Corp.	28,583	2,241,193
Spirit Realty Capital, Inc.	16,984	896,415
		6,188,983
Health Care-10.54%
CareTrust REIT, Inc.	38,270	848,829
Community Healthcare Trust, Inc.	9,409	443,822
Healthcare Realty Trust, Inc.	18,032	650,234
Healthpeak Properties, Inc.	74,096	2,666,715
LTC Properties, Inc.	7,915	365,356
Medical Properties Trust, Inc.	46,395	1,027,649
National Health Investors, Inc.	9,762	823,718
Omega Healthcare Investors, Inc.	34,603	1,451,596
Ventas, Inc.	41,344	2,392,164
Welltower, Inc.	43,041	3,654,611
		14,324,694
Industrial-9.20%
Duke Realty Corp.	49,230	1,787,541
EastGroup Properties, Inc.	8,931	1,215,241
First Industrial Realty Trust, Inc.	12,058	514,877
Prologis, Inc.	72,218	6,707,608
Rexford Industrial Realty, Inc.	16,568	798,412
STAG Industrial, Inc.	12,745	410,899
Terreno Realty Corp.	18,711	1,071,392
		12,505,970
Infrastructure REITs-17.09%
American Tower Corp.	50,711	11,751,767
Crown Castle International Corp.	48,921	7,330,323
SBA Communications Corp., Class A	16,671	4,160,415
		23,242,505
Lodging Resorts-4.20%
DiamondRock Hospitality Co.	79,499	768,755
Host Hotels & Resorts, Inc.	117,299	1,916,666
	Shares	Value
Lodging Resorts-(continued)
Park Hotels & Resorts, Inc.	14,496	$318,042
RLJ Lodging Trust	25,363	394,648
Ryman Hospitality Properties, Inc.	16,278	1,384,119
Sunstone Hotel Investors, Inc.	73,060	926,401
		5,708,631
Manufactured Homes-4.09%
Camden Property Trust	13,090	1,471,709
Equity LifeStyle Properties, Inc.	33,800	2,458,950
Sun Communities, Inc.	10,074	1,633,700
		5,564,359
Office-9.91%
Alexandria Real Estate Equities, Inc.	13,798	2,251,834
Boston Properties, Inc.	23,062	3,305,938
Columbia Property Trust, Inc.	43,981	927,999
Corporate Office Properties Trust	23,183	690,158
Douglas Emmett, Inc.	26,361	1,093,981
Empire State Realty Trust, Inc., Class A	41,495	562,672
Hudson Pacific Properties, Inc.	14,854	539,794
Kilroy Realty Corp.	5,911	488,071
Paramount Group, Inc.	56,637	796,316
Piedmont Office Realty Trust, Inc., Class A	61,166	1,418,440
SL Green Realty Corp.	15,147	1,394,130
		13,469,333
Regional Malls-3.78%
Simon Property Group, Inc.	38,591	5,138,392
Self Storage-2.29%
Extra Space Storage, Inc.	2,045	226,340
Public Storage	12,913	2,889,413
		3,115,753
Shopping Centers-2.68%
Brixmor Property Group, Inc.	40,631	810,995
Regency Centers Corp.	8,247	511,644
Retail Properties of America, Inc., Class A	85,744	1,041,790
SITE Centers Corp.	59,523	756,537
Weingarten Realty Investors	17,964	522,752
		3,643,718
Single Family Homes-3.53%
American Homes 4 Rent, Class A	45,116	1,233,020
Invitation Homes, Inc.	79,069	2,488,302
UDR, Inc.	22,543	1,080,035
		4,801,357
Specialty-6.01%
CatchMark Timber Trust, Inc., Class A	24,910	255,577
CoreSite Realty Corp.	2,520	295,974
EPR Properties	20,965	1,496,272
Gaming and Leisure Properties, Inc.	36,763	1,737,235
Lamar Advertising Co., Class A	22,649	2,102,054
National Storage Affiliates Trust	33,140	1,131,731
Outfront Media, Inc.	38,827	1,154,715
		8,173,558
Timber REITs-1.89%
Rayonier, Inc.	15,731	477,908
Weyerhaeuser Co.	72,036	2,085,442
		2,563,350
Total Common Stocks & Other Equity Interests (Cost $131,348,627)		135,915,744

Invesco Active U.S. Real Estate ETF (PSR)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value

Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(b) (Cost $14,277)	14,277	$14,277
TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $131,362,904)		135,930,021
OTHER ASSETS LESS LIABILITIES-0.02%		31,482
NET ASSETS-100.00%		$135,961,503
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Balanced Multi-Asset Allocation ETF (PSMB)
January 31, 2020
(Unaudited)
Schedule of Investments in Affiliated Issuers- 115.17%(a)
	% of Net Assets 01/31/20	Value 10/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 01/31/20	Value 01/31/20
Domestic Equity Funds-42.40%
Invesco RAFI™ Strategic US ETF	13.65%	$596,435	$203,040	$(53,822)	$16,979	$3,749	$2,928	28,118	$766,381
Invesco RAFI™ Strategic US Small Company ETF(b)	7.30%	319,581	111,576	(23,701)	1,631	823	1,005	17,078	409,910
Invesco S&P 500® Low Volatility ETF	7.67%	319,168	115,519	(17,630)	13,440	148	2,063	7,181	430,645
Invesco S&P 500® Pure Growth ETF	11.63%	506,192	172,432	(57,279)	28,905	2,271	1,139	5,105	652,521
Invesco S&P MidCap Low Volatility ETF(b)	2.15%	91,816	31,858	(3,441)	108	68	660	2,241	120,409
Total Domestic Equity Funds		1,833,192	634,425	(155,873)	61,063	7,059	7,795		2,379,866
Fixed Income Funds-40.98%
Invesco Corporate Income Defensive ETF	-	122,030	43,238	(165,575)	(212)	519	1,726	-	-
Invesco Corporate Income Value ETF	-	69,225	24,801	(95,294)	802	466	1,137	-	-
Invesco Emerging Markets Sovereign Debt ETF(b)	3.90%	159,979	61,873	(7,360)	4,119	10	2,180	7,324	218,621
Invesco Fundamental High Yield® Corporate Bond ETF(b)	4.61%	-	260,684	-	(1,892)	-	-	13,521	258,792
Invesco Investment Grade Defensive ETF(b)	6.26%	257,289	96,267	(4,794)	2,593	(19)	1,773	13,238	351,336
Invesco Investment Grade Value ETF(b)	3.51%	144,080	52,680	(3,021)	3,402	134	1,776	7,127	197,275
Invesco Senior Loan ETF	1.92%	79,914	30,530	(3,024)	565	(67)	957	4,773	107,918
Invesco Taxable Municipal Bond ETF	6.92%	282,660	102,708	(5,455)	8,842	(225)	2,795	11,813	388,530
Invesco Variable Rate Investment Grade ETF(b)	13.86%	574,643	215,943	(13,963)	1,459	(126)	4,404	31,112	777,956
Total Fixed Income Funds		1,689,820	888,724	(298,486)	19,678	692	16,748		2,300,428
Foreign Equity Funds-16.61%
Invesco RAFI™ Strategic Developed ex-US ETF	7.73%	338,025	117,275	(19,609)	(2,373)	780	1,996	17,175	434,098
Invesco RAFI™ Strategic Emerging Markets ETF	1.96%	89,460	33,904	(9,793)	(3,469)	(52)	286	4,449	110,050
Invesco S&P Emerging Markets Low Volatility ETF	1.15%	50,608	19,383	(2,552)	(2,855)	(73)	342	2,889	64,511
Invesco S&P International Developed Low Volatility ETF	5.77%	243,857	85,920	(1,027)	(4,780)	(13)	7,197	9,503	323,957
Total Foreign Equity Funds		721,950	256,482	(32,981)	(13,477)	642	9,821		932,616
Money Market Funds-0.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(c)	0.02%	1,464	166,629	(166,946)	-	-	39	1,147	1,147
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $5,512,148)	100.01%	4,246,426	1,946,260	(654,286)	67,264	8,393	34,403		5,614,057

Invesco Balanced Multi-Asset Allocation ETF (PSMB)—(continued)
January 31, 2020
(Unaudited)
Schedule of Investments in Affiliated Issuers- 115.17%(a)
	% of Net Assets 01/31/20	Value 10/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 01/31/20	Value 01/31/20
Investments Purchased with Cash Collateral from Securites on Loan
Money Market Funds-15.16%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(c)(d)	11.37%							638,000	$638,000
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(c)(d)	3.79%							212,582	212,667
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $850,667)									850,667
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $6,362,815)	115.17%								6,464,724
OTHER ASSETS LESS LIABILITIES	(15.17)%								(851,471)
NET ASSETS	100.00%								$5,613,253

Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at January 31, 2020.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Conservative Multi-Asset Allocation ETF (PSMC)
January 31, 2020
(Unaudited)
Schedule of Investments in Affiliated Issuers- 109.41%(a)
	% of Net Assets 01/31/20	Value 10/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 01/31/20	Value 01/31/20
Domestic Equity Funds-23.40%
Invesco Preferred ETF	7.82%	$302,057	$108,960	$(8,988)	$1,827	$(3)	$4,299	26,763	$403,853
Invesco RAFI™ Strategic US ETF	6.53%	268,579	87,245	(30,020)	9,834	1,654	1,301	12,375	337,292
Invesco S&P 500® Low Volatility ETF	3.37%	130,799	43,900	(7,220)	6,632	102	838	2,905	174,213
Invesco S&P 500® Pure Growth ETF	5.68%	230,813	74,947	(29,083)	15,449	1,349	513	2,296	293,475
Total Domestic Equity Funds		932,248	315,052	(75,311)	33,742	3,102	6,951		1,208,833
Fixed Income Funds-72.67%
Invesco Corporate Income Defensive ETF	-	213,772	71,803	(286,289)	(2,249)	2,963	2,994	-	-
Invesco Corporate Income Value ETF	-	120,127	40,869	(163,214)	1,638	580	1,954	-	-
Invesco Emerging Markets Sovereign Debt ETF	5.91%	227,496	81,818	(10,422)	6,327	117	3,073	10,229	305,336
Invesco Fundamental High Yield® Corporate Bond ETF(b)	8.57%	-	446,252	-	(3,238)	-	-	23,146	443,014
Invesco Investment Grade Defensive ETF	10.10%	389,648	135,176	(6,994)	4,022	(22)	2,659	19,662	521,830
Invesco Investment Grade Value ETF(b)	5.69%	219,220	74,169	(4,696)	5,100	224	2,674	10,622	294,017
Invesco PureBetaSM 0-5 Yr US TIPS ETF	7.28%	282,889	97,255	(6,476)	2,381	(1)	1,343	14,982	376,048
Invesco Senior Loan ETF	7.77%	303,073	107,707	(11,325)	2,230	(244)	3,417	17,755	401,441
Invesco Taxable Municipal Bond ETF	7.18%	274,870	93,182	(5,553)	8,542	(108)	2,693	11,278	370,933
Invesco Variable Rate Investment Grade ETF(b)	20.17%	784,587	273,558	(18,626)	2,432	(168)	5,957	41,663	1,041,783
Total Fixed Income Funds		2,815,682	1,421,789	(513,595)	27,185	3,341	26,764		3,754,402
Foreign Equity Funds-3.90%
Invesco RAFI™ Strategic Developed ex-US ETF	1.92%	78,550	26,509	(5,761)	(197)	205	458	3,929	99,306
Invesco S&P International Developed Low Volatility ETF	1.98%	78,370	25,799	(1,066)	(1,147)	7	2,282	2,991	101,963
Total Foreign Equity Funds		156,920	52,308	(6,827)	(1,344)	212	2,740		201,269
Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(c)	0.04%	1,785	123,852	(123,583)	-	-	33	2,054	2,054
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $5,023,114)	100.01%	3,906,635	1,913,001	(719,316)	59,583	6,655	36,488		5,166,558
Investments Purchased with Cash Collateral from Securites on Loan
Money Market Funds-9.40%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(c)(d)	7.05%							364,118	364,118
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(c)(d)	2.35%							121,324	121,373
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $485,491)									485,491
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $5,508,605)	109.41%								5,652,049
OTHER ASSETS LESS LIABILITIES	(9.41)%								(486,032)
NET ASSETS	100.00%								$5,166,017

Invesco Conservative Multi-Asset Allocation ETF (PSMC)—(continued)
January 31, 2020
(Unaudited)
Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at January 31, 2020.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Growth Multi-Asset Allocation ETF (PSMG)
January 31, 2020
(Unaudited)
Schedule of Investments in Affiliated Issuers- 115.22%(a)
	% of Net Assets 01/31/20	Value 10/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 01/31/20	Value 01/31/20
Domestic Equity Funds-54.67%
Invesco RAFI™ Strategic US ETF(b)	16.28%	$729,711	$742,989	$(801,190)	$(18,106)	$71,194	$7,199	26,585	$724,598
Invesco RAFI™ Strategic US Small Company ETF(b)	8.10%	363,625	378,560	(397,926)	(635)	16,793	2,299	15,016	360,417
Invesco S&P 500® Low Volatility ETF	9.88%	421,930	440,041	(447,121)	(44,315)	69,345	3,313	7,335	439,880
Invesco S&P 500® Pure Growth ETF(b)	14.92%	667,177	682,786	(752,965)	20,054	47,229	3,017	5,197	664,281
Invesco S&P MidCap Low Volatility ETF(b)	2.21%	97,150	100,731	(100,292)	(10,524)	11,476	1,403	1,834	98,541
Invesco S&P SmallCap Low Volatility ETF	3.28%	146,684	151,441	(151,191)	(11,982)	10,822	2,806	2,939	145,774
Total Domestic Equity Funds		2,426,277	2,496,548	(2,650,685)	(65,508)	226,859	20,037		2,433,491
Fixed Income Funds-20.72%
Invesco Emerging Markets Sovereign Debt ETF(b)	1.86%	78,387	85,971	(84,776)	(2,207)	5,369	1,302	2,772	82,744
Invesco Investment Grade Defensive ETF(b)	4.19%	176,715	190,106	(181,713)	(3,468)	4,830	1,592	7,026	186,470
Invesco Investment Grade Value ETF(b)	2.34%	98,627	105,350	(101,373)	(3,196)	4,890	1,843	3,768	104,298
Invesco Taxable Municipal Bond ETF	4.72%	197,840	211,330	(202,474)	(5,655)	9,126	2,384	6,390	210,167
Invesco Variable Rate Investment Grade ETF(b)	7.61%	323,422	346,769	(332,341)	(99)	692	3,123	13,535	338,443
Total Fixed Income Funds		874,991	939,526	(902,677)	(14,625)	24,907	10,244		922,122
Foreign Equity Funds-24.60%
Invesco RAFI™ Strategic Developed ex-US ETF	11.13%	499,175	515,016	(536,082)	(12,106)	29,387	5,925	19,600	495,390
Invesco RAFI™ Strategic Emerging Markets ETF	3.29%	154,229	165,525	(180,001)	(1,413)	8,294	992	5,928	146,634
Invesco S&P Emerging Markets Low Volatility ETF	1.93%	87,246	93,419	(93,993)	(2,990)	2,266	1,184	3,849	85,948
Invesco S&P International Developed Low Volatility ETF	8.25%	357,558	387,975	(367,088)	(34,750)	23,318	21,205	10,766	367,013
Total Foreign Equity Funds		1,098,208	1,161,935	(1,177,164)	(51,259)	63,265	29,306		1,094,985
Money Market Funds-0.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(c)	0.02%	1,261	162,790	(163,035)	-	-	37	1,016	1,016
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $4,436,823)	100.01%	4,400,737	4,760,799	(4,893,561)	(131,392)	315,031	59,624		4,451,614

Invesco Growth Multi-Asset Allocation ETF (PSMG)—(continued)
January 31, 2020
(Unaudited)
Schedule of Investments in Affiliated Issuers- 115.22%(a)
	% of Net Assets 01/31/20	Value 10/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 01/31/20	Value 01/31/20
Investments Purchased with Cash Collateral from Securites on Loan
Money Market Funds-15.21%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(c)(d)	11.41%							507,672	$507,672
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(c)(d)	3.80%							169,156	169,224
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $676,892)									676,896
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $5,113,715)	115.22%								5,128,510
OTHER ASSETS LESS LIABILITIES	(15.22)%								(677,526)
NET ASSETS	100.00%								$4,450,984

Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at January 31, 2020.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
January 31, 2020
(Unaudited)
Schedule of Investments in Affiliated Issuers- 110.60%(a)
	% of Net Assets 01/31/20	Value 10/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 01/31/20	Value 01/31/20
Domestic Equity Funds-35.21%
Invesco Preferred ETF	5.85%	$316,662	$173,771	$(10,065)	$4,305	$3	$6,141	32,119	$484,676
Invesco RAFI™ Strategic US ETF(b)	9.40%	542,907	278,014	(74,454)	30,763	2,207	3,968	28,597	779,437
Invesco RAFI™ Strategic US Small Company ETF(b)	3.62%	208,100	110,132	(23,503)	4,499	463	975	12,486	299,691
Invesco S&P 500® Low Volatility ETF	5.30%	289,059	148,187	(16,809)	18,701	442	2,512	7,330	439,580
Invesco S&P 500® Pure Growth ETF	8.80%	500,710	252,357	(75,506)	47,895	3,885	1,677	5,706	729,341
Invesco S&P MidCap Low Volatility ETF(b)	2.24%	125,106	63,103	(4,563)	1,518	43	1,338	3,447	185,207
Total Domestic Equity Funds		1,982,544	1,025,564	(204,900)	107,681	7,043	16,611		2,917,932
Fixed Income Funds-54.95%
Invesco Corporate Income Defensive ETF	-	243,853	127,148	(372,283)	(3,140)	4,422	4,742	-	-
Invesco Corporate Income Value ETF	-	136,588	71,423	(211,836)	1,199	2,626	3,032	-	-
Invesco Emerging Markets Sovereign Debt ETF	5.89%	318,005	175,672	(17,487)	12,251	144	5,843	16,368	488,585
Invesco Fundamental High Yield® Corporate Bond ETF	6.97%	-	582,061	-	(4,225)	-	-	30,190	577,836
Invesco Investment Grade Defensive ETF(b)	7.52%	406,532	217,370	(5,725)	5,070	(8)	3,818	23,483	623,239
Invesco Investment Grade Value ETF(b)	4.30%	231,806	121,120	(4,095)	6,949	378	4,003	12,867	356,158
Invesco PureBetaSM 0-5 Yr US TIPS ETF	5.71%	310,802	165,649	(6,675)	3,553	(18)	2,225	18,857	473,311
Invesco Senior Loan ETF	4.35%	238,285	129,753	(10,049)	3,179	(222)	3,972	15,964	360,946
Invesco Taxable Municipal Bond ETF	7.49%	401,345	208,639	(4,939)	15,634	(176)	5,354	18,866	620,503
Invesco Variable Rate Investment Grade ETF(b)	12.72%	693,407	374,134	(15,784)	2,422	(143)	7,211	42,153	1,054,036
Total Fixed Income Funds		2,980,623	2,172,969	(648,873)	42,892	7,003	40,200		4,554,614
Foreign Equity Funds-9.82%
Invesco RAFI™ Strategic Developed ex-US ETF	4.84%	276,875	145,635	(23,437)	1,368	294	2,434	15,855	400,735
Invesco S&P International Developed Low Volatility ETF	4.98%	276,180	145,428	(2,175)	(6,285)	(11)	12,133	12,119	413,137
Total Foreign Equity Funds		553,055	291,063	(25,612)	(4,917)	283	14,567		813,872
Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(c)	0.01%	1,103	204,606	(204,909)	-	-	50	800	800
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $7,957,449)	99.99%	5,517,325	3,694,202	(1,084,294)	145,656	14,329	71,428		8,287,218

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)—(continued)
January 31, 2020
(Unaudited)
Schedule of Investments in Affiliated Issuers- 110.60%(a)
	% of Net Assets 01/31/20	Value 10/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 01/31/20	Value 01/31/20
Investments Purchased with Cash Collateral from Securites on Loan
Money Market Funds-10.61%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(c)(d)	7.96%							659,711	$659,711
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(c)(d)	2.65%							219,816	219,904
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $879,615)									879,615
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $8,837,064)	110.60%								9,166,833
OTHER ASSETS LESS LIABILITIES	(10.60)%								(878,402)
NET ASSETS	100.00%								$8,288,431

Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at January 31, 2020.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Downside Hedged ETF (PHDG)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-77.02%
Communication Services-8.06%
Activision Blizzard, Inc.	404	$23,626
Alphabet, Inc., Class A(b)	158	226,379
Alphabet, Inc., Class C(b)	157	225,174
AT&T, Inc.	3,843	144,574
CenturyLink, Inc.	516	7,048
Charter Communications, Inc., Class A(b)	82	42,432
Comcast Corp., Class A	2,388	103,138
Discovery, Inc., Class A(b)	83	2,428
Discovery, Inc., Class C(b)	176	4,887
DISH Network Corp., Class A(b)	135	4,963
Electronic Arts, Inc.(b)	154	16,620
Facebook, Inc., Class A(b)	1,266	255,618
Fox Corp., Class A	187	6,934
Fox Corp., Class B	85	3,088
Interpublic Group of Cos., Inc. (The)	204	4,631
Live Nation Entertainment, Inc.(b)	74	5,044
Netflix, Inc.(b)	231	79,716
News Corp., Class A	204	2,778
News Corp., Class B	64	894
Omnicom Group, Inc.	115	8,661
Take-Two Interactive Software, Inc.(b)	60	7,478
T-Mobile US, Inc.(b)	167	13,225
Twitter, Inc.(b)	408	13,252
Verizon Communications, Inc.	2,176	129,341
ViacomCBS, Inc., Class B	284	9,693
Walt Disney Co. (The)	948	131,118
		1,472,740
Consumer Discretionary-7.57%
Advance Auto Parts, Inc.	36	4,743
Amazon.com, Inc.(b)	219	439,910
Aptiv PLC	134	11,362
AutoZone, Inc.(b)	13	13,753
Best Buy Co., Inc.	120	10,163
Booking Holdings, Inc.(b)	22	40,272
BorgWarner, Inc.	109	3,738
Capri Holdings Ltd.(b)	80	2,397
CarMax, Inc.(b)	87	8,442
Carnival Corp.	211	9,185
Chipotle Mexican Grill, Inc.(b)	13	11,268
D.R. Horton, Inc.	176	10,419
Darden Restaurants, Inc.	64	7,452
Dollar General Corp.	134	20,557
Dollar Tree, Inc.(b)	125	10,884
eBay, Inc.	402	13,491
Expedia Group, Inc.	74	8,025
Ford Motor Co.	2,049	18,072
Gap, Inc. (The)	112	1,950
Garmin Ltd.	76	7,368
General Motors Co.	661	22,071
Genuine Parts Co.	76	7,111
H&R Block, Inc.	103	2,390
Hanesbrands, Inc.	190	2,614
Harley-Davidson, Inc.	81	2,705
Hasbro, Inc.	67	6,825
Hilton Worldwide Holdings, Inc.	148	15,954
Home Depot, Inc. (The)	574	130,929
Kohl’s Corp.	82	3,506
L Brands, Inc.	122	2,826
Las Vegas Sands Corp.	178	11,625
Leggett & Platt, Inc.	69	3,284
Lennar Corp., Class A	147	9,755
	Shares	Value
Consumer Discretionary-(continued)
LKQ Corp.(b)	161	$5,262
Lowe’s Cos., Inc.	403	46,845
Macy’s, Inc.	163	2,600
Marriott International, Inc., Class A	143	20,029
McDonald’s Corp.	396	84,732
MGM Resorts International	271	8,417
Mohawk Industries, Inc.(b)	31	4,082
Newell Brands, Inc.	200	3,906
NIKE, Inc., Class B	656	63,173
Nordstrom, Inc.	56	2,064
Norwegian Cruise Line Holdings Ltd.(b)	112	6,031
NVR, Inc.(b)	2	7,634
O’Reilly Automotive, Inc.(b)	40	16,244
PulteGroup, Inc.	134	5,983
PVH Corp.	39	3,400
Ralph Lauren Corp.	26	2,951
Ross Stores, Inc.	190	21,316
Royal Caribbean Cruises Ltd.	90	10,537
Starbucks Corp.	621	52,679
Tapestry, Inc.	145	3,737
Target Corp.	267	29,568
Tiffany & Co.	57	7,639
TJX Cos., Inc. (The)	638	37,668
Tractor Supply Co.	62	5,763
Ulta Beauty, Inc.(b)	30	8,037
Under Armour, Inc., Class A(b)	99	1,998
Under Armour, Inc., Class C(b)	102	1,832
VF Corp.	172	14,271
Whirlpool Corp.	33	4,824
Wynn Resorts Ltd.	51	6,434
Yum! Brands, Inc.	159	16,817
		1,381,519
Consumer Staples-5.56%
Altria Group, Inc.	983	46,722
Archer-Daniels-Midland Co.	293	13,115
Brown-Forman Corp., Class B	96	6,493
Campbell Soup Co.	89	4,307
Church & Dwight Co., Inc.	129	9,574
Clorox Co. (The)	66	10,382
Coca-Cola Co. (The)	2,029	118,494
Colgate-Palmolive Co.	451	33,275
Conagra Brands, Inc.	256	8,427
Constellation Brands, Inc., Class A	88	16,570
Costco Wholesale Corp.	232	70,881
Coty, Inc., Class A	155	1,590
Estee Lauder Cos., Inc. (The), Class A	117	22,834
General Mills, Inc.	318	16,606
Hershey Co. (The)	78	12,103
Hormel Foods Corp.	146	6,900
JM Smucker Co. (The)	60	6,217
Kellogg Co.	131	8,935
Kimberly-Clark Corp.	180	25,783
Kraft Heinz Co. (The)	328	9,578
Kroger Co. (The)	422	11,335
Lamb Weston Holdings, Inc.	77	7,031
McCormick & Co., Inc.	65	10,619
Molson Coors Beverage Co., Class B	99	5,502
Mondelez International, Inc., Class A	757	43,437
Monster Beverage Corp.(b)	201	13,387
PepsiCo., Inc.	734	104,243
Philip Morris International, Inc.	819	67,731
Procter & Gamble Co. (The)	1,312	163,501

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Sysco Corp.	268	$22,013
Tyson Foods, Inc., Class A	155	12,808
Walgreens Boots Alliance, Inc.	394	20,035
Walmart, Inc.	746	85,410
		1,015,838
Energy-2.98%
Apache Corp.	198	5,433
Baker Hughes Co., Class A	342	7,408
Cabot Oil & Gas Corp.	215	3,029
Chevron Corp.	995	106,604
Cimarex Energy Co.	54	2,370
Concho Resources, Inc.	106	8,033
ConocoPhillips	577	34,291
Devon Energy Corp.	204	4,431
Diamondback Energy, Inc.	85	6,324
EOG Resources, Inc.	306	22,310
Exxon Mobil Corp.	2,226	138,279
Halliburton Co.	462	10,076
Helmerich & Payne, Inc.	57	2,311
Hess Corp.	136	7,694
HollyFrontier Corp.	78	3,504
Kinder Morgan, Inc.	1,025	21,392
Marathon Oil Corp.	421	4,787
Marathon Petroleum Corp.	342	18,639
National Oilwell Varco, Inc.	203	4,184
Noble Energy, Inc.	252	4,982
Occidental Petroleum Corp.	470	18,668
ONEOK, Inc.	217	16,247
Phillips 66	234	21,381
Pioneer Natural Resources Co.	87	11,745
Schlumberger Ltd.	728	24,395
TechnipFMC PLC (United Kingdom)	221	3,649
Valero Energy Corp.	216	18,211
Williams Cos., Inc. (The)	638	13,200
		543,577
Financials-9.73%
Aflac, Inc.	386	19,906
Allstate Corp. (The)	170	20,152
American Express Co.	353	45,844
American International Group, Inc.	458	23,019
Ameriprise Financial, Inc.	67	11,082
Aon PLC	123	27,091
Arthur J. Gallagher & Co.	98	10,052
Assurant, Inc.	32	4,178
Bank of America Corp.	4,259	139,823
Bank of New York Mellon Corp. (The)	441	19,748
Berkshire Hathaway, Inc., Class B(b)	1,029	230,938
BlackRock, Inc.	62	32,696
Capital One Financial Corp.	245	24,451
Cboe Global Markets, Inc.	58	7,147
Charles Schwab Corp. (The)	601	27,376
Chubb Ltd.	238	36,174
Cincinnati Financial Corp.	80	8,396
Citigroup, Inc.	1,149	85,497
Citizens Financial Group, Inc.	229	8,537
CME Group, Inc., Class A	189	41,034
Comerica, Inc.	76	4,648
Discover Financial Services	165	12,396
E*TRADE Financial Corp.	119	5,072
Everest Re Group Ltd.	23	6,361
Fifth Third Bancorp	373	10,612
	Shares	Value
Financials-(continued)
First Republic Bank	89	$9,868
Franklin Resources, Inc.	147	3,719
Globe Life, Inc.	52	5,422
Goldman Sachs Group, Inc. (The)	168	39,942
Hartford Financial Services Group, Inc. (The)	190	11,263
Huntington Bancshares, Inc.	543	7,368
Intercontinental Exchange, Inc.	293	29,224
Invesco Ltd.(c)	460	7,958
JPMorgan Chase & Co.	1,650	218,394
KeyCorp	518	9,692
Lincoln National Corp.	104	5,666
Loews Corp.	135	6,946
M&T Bank Corp.	69	11,628
MarketAxess Holdings, Inc.	20	7,084
Marsh & McLennan Cos., Inc.	265	29,643
MetLife, Inc.	411	20,431
Moody’s Corp.	85	21,827
Morgan Stanley	647	33,812
MSCI, Inc.	45	12,861
Nasdaq, Inc.	60	6,988
Northern Trust Corp.	111	10,857
People’s United Financial, Inc.	234	3,608
PNC Financial Services Group, Inc. (The)	231	34,315
Principal Financial Group, Inc.	136	7,201
Progressive Corp. (The)	308	24,853
Prudential Financial, Inc.	211	19,214
Raymond James Financial, Inc.	65	5,943
Regions Financial Corp.	507	7,894
S&P Global, Inc.	129	37,891
State Street Corp.	191	14,445
SVB Financial Group(b)	27	6,489
Synchrony Financial	313	10,144
T. Rowe Price Group, Inc.	123	16,424
Travelers Cos., Inc. (The)	136	17,900
Truist Financial Corp.	706	36,408
U.S. Bancorp	748	39,809
Unum Group	109	2,909
W.R. Berkley Corp.	76	5,588
Wells Fargo & Co.	2,025	95,053
Willis Towers Watson PLC	68	14,368
Zions Bancorporation N.A.	90	4,094
		1,777,373
Health Care-10.62%
Abbott Laboratories	930	81,040
AbbVie, Inc.	778	63,034
ABIOMED, Inc.(b)	24	4,471
Agilent Technologies, Inc.	163	13,457
Alexion Pharmaceuticals, Inc.(b)	116	11,529
Align Technology, Inc.(b)	38	9,770
Allergan PLC	173	32,289
AmerisourceBergen Corp.	79	6,759
Amgen, Inc.	313	67,624
Anthem, Inc.	133	35,282
Baxter International, Inc.	269	24,000
Becton, Dickinson and Co.	142	39,076
Biogen, Inc.(b)	95	25,541
Boston Scientific Corp.(b)	733	30,691
Bristol-Myers Squibb Co.	1,233	77,617
Cardinal Health, Inc.	154	7,886
Centene Corp.(b)	307	19,283
Cerner Corp.	165	11,852
Cigna Corp.	196	37,707

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
Cooper Cos., Inc. (The)	26	$9,019
CVS Health Corp.	684	46,389
Danaher Corp.	336	54,052
DaVita, Inc.(b)	47	3,754
DENTSPLY SIRONA, Inc.	117	6,552
Edwards Lifesciences Corp.(b)	110	24,185
Eli Lilly and Co.	444	62,000
Gilead Sciences, Inc.	666	42,091
HCA Healthcare, Inc.	139	19,293
Henry Schein, Inc.(b)	77	5,308
Hologic, Inc.(b)	141	7,546
Humana, Inc.	70	23,537
IDEXX Laboratories, Inc.(b)	45	12,195
Illumina, Inc.(b)	77	22,335
Incyte Corp.(b)	94	6,869
Intuitive Surgical, Inc.(b)	61	34,147
IQVIA Holdings, Inc.(b)	95	14,749
Johnson & Johnson	1,385	206,185
Laboratory Corp. of America Holdings(b)	51	8,945
McKesson Corp.	95	13,548
Medtronic PLC	705	81,385
Merck & Co., Inc.	1,339	114,404
Mettler-Toledo International, Inc.(b)	13	9,843
Mylan N.V.(b)	272	5,826
PerkinElmer, Inc.	58	5,364
Perrigo Co. PLC	72	4,107
Pfizer, Inc.	2,911	108,406
Quest Diagnostics, Inc.	71	7,858
Regeneron Pharmaceuticals, Inc.(b)	42	14,193
ResMed, Inc.	76	12,082
STERIS PLC	45	6,781
Stryker Corp.	169	35,608
Teleflex, Inc.	24	8,916
Thermo Fisher Scientific, Inc.	211	66,083
UnitedHealth Group, Inc.	498	135,680
Universal Health Services, Inc., Class B	42	5,759
Varian Medical Systems, Inc.(b)	48	6,747
Vertex Pharmaceuticals, Inc.(b)	135	30,652
Waters Corp.(b)	34	7,609
Zimmer Biomet Holdings, Inc.	108	15,973
Zoetis, Inc.	251	33,687
		1,938,570
Industrials-6.94%
3M Co.	303	48,074
A.O. Smith Corp.	72	3,074
Alaska Air Group, Inc.	65	4,198
Allegion PLC	49	6,337
American Airlines Group, Inc.	205	5,502
AMETEK, Inc.	120	11,658
Arconic, Inc.	204	6,110
Boeing Co. (The)	281	89,434
C.H. Robinson Worldwide, Inc.	71	5,128
Caterpillar, Inc.	291	38,223
Cintas Corp.	44	12,275
Copart, Inc.(b)	108	10,958
CSX Corp.	409	31,223
Cummins, Inc.	81	12,958
Deere & Co.	166	26,324
Delta Air Lines, Inc.	303	16,889
Dover Corp.	76	8,653
Eaton Corp. PLC	217	20,500
Emerson Electric Co.	320	22,922
	Shares	Value
Industrials-(continued)
Equifax, Inc.	64	$9,594
Expeditors International of Washington, Inc.	90	6,574
Fastenal Co.	302	10,534
FedEx Corp.	126	18,225
Flowserve Corp.	69	3,221
Fortive Corp.	155	11,614
Fortune Brands Home & Security, Inc.	73	5,016
General Dynamics Corp.	123	21,579
General Electric Co.	4,595	57,208
Honeywell International, Inc.	376	65,131
Huntington Ingalls Industries, Inc.	22	5,742
IDEX Corp.	40	6,554
IHS Markit Ltd.(b)	211	16,639
Illinois Tool Works, Inc.	154	26,947
Ingersoll-Rand PLC	126	16,787
J.B. Hunt Transport Services, Inc.	45	4,857
Jacobs Engineering Group, Inc.	71	6,570
Johnson Controls International PLC	406	16,017
Kansas City Southern	52	8,772
L3Harris Technologies, Inc.	116	25,674
Lockheed Martin Corp.	131	56,084
Masco Corp.	149	7,080
Nielsen Holdings PLC	187	3,815
Norfolk Southern Corp.	137	28,525
Northrop Grumman Corp.	82	30,715
Old Dominion Freight Line, Inc.	34	6,672
PACCAR, Inc.	182	13,506
Parker-Hannifin Corp.	68	13,307
Pentair PLC	88	3,778
Quanta Services, Inc.	75	2,936
Raytheon Co.	147	32,478
Republic Services, Inc.	111	10,550
Robert Half International, Inc.	62	3,606
Rockwell Automation, Inc.	61	11,691
Rollins, Inc.	74	2,808
Roper Technologies, Inc.	55	20,991
Snap-on, Inc.	29	4,629
Southwest Airlines Co.	249	13,690
Stanley Black & Decker, Inc.	80	12,746
Textron, Inc.	120	5,512
TransDigm Group, Inc.	26	16,725
Union Pacific Corp.	365	65,488
United Airlines Holdings, Inc.(b)	114	8,527
United Parcel Service, Inc., Class B	369	38,199
United Rentals, Inc.(b)	40	5,428
United Technologies Corp.	427	64,135
Verisk Analytics, Inc.	86	13,972
W.W. Grainger, Inc.	23	6,961
Wabtec Corp.	96	7,090
Waste Management, Inc.	205	24,948
Xylem, Inc.	95	7,758
		1,268,045
Information Technology-18.62%
Accenture PLC, Class A	334	68,540
Adobe, Inc.(b)	255	89,541
Advanced Micro Devices, Inc.(b)	586	27,542
Akamai Technologies, Inc.(b)	85	7,935
Alliance Data Systems Corp.	22	2,261
Amphenol Corp., Class A	156	15,517
Analog Devices, Inc.	194	21,292
ANSYS, Inc.(b)	45	12,345
Apple, Inc.	2,197	679,994

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Applied Materials, Inc.	486	$28,183
Arista Networks, Inc.(b)	29	6,477
Autodesk, Inc.(b)	116	22,835
Automatic Data Processing, Inc.	228	39,077
Broadcom, Inc.	209	63,778
Broadridge Financial Solutions, Inc.	60	7,149
Cadence Design Systems, Inc.(b)	148	10,672
CDW Corp.	76	9,914
Cisco Systems, Inc.	2,232	102,605
Citrix Systems, Inc.	64	7,758
Cognizant Technology Solutions Corp., Class A	288	17,677
Corning, Inc.	405	10,809
DXC Technology Co.	135	4,304
F5 Networks, Inc.(b)	32	3,908
Fidelity National Information Services, Inc.	323	46,402
Fiserv, Inc.(b)	300	35,583
FleetCor Technologies, Inc.(b)	46	14,501
FLIR Systems, Inc.	71	3,659
Fortinet, Inc.(b)	75	8,652
Gartner, Inc.(b)	47	7,557
Global Payments, Inc.	158	30,881
Hewlett Packard Enterprise Co.	681	9,486
HP, Inc.	780	16,630
Intel Corp.	2,288	146,272
International Business Machines Corp.	466	66,978
Intuit, Inc.	137	38,412
IPG Photonics Corp.(b)	19	2,426
Jack Henry & Associates, Inc.	40	5,982
Juniper Networks, Inc.	176	4,037
Keysight Technologies, Inc.(b)	99	9,206
KLA Corp.	83	13,756
Lam Research Corp.	76	22,664
Leidos Holdings, Inc.	70	7,033
Mastercard, Inc., Class A	467	147,544
Maxim Integrated Products, Inc.	142	8,537
Microchip Technology, Inc.(d)	126	12,283
Micron Technology, Inc.(b)	582	30,898
Microsoft Corp.	4,013	683,133
Motorola Solutions, Inc.	90	15,930
NetApp, Inc.	120	6,408
NortonLifeLock, Inc.	302	8,583
NVIDIA Corp.	322	76,130
Oracle Corp.	1,140	59,793
Paychex, Inc.	168	14,409
Paycom Software, Inc.(b)	26	8,272
PayPal Holdings, Inc.(b)	618	70,384
Qorvo, Inc.(b)	61	6,457
QUALCOMM, Inc.	601	51,271
salesforce.com, inc.(b)	467	85,139
Seagate Technology PLC	122	6,953
ServiceNow, Inc.(b)	99	33,485
Skyworks Solutions, Inc.	90	10,184
Synopsys, Inc.(b)	79	11,653
TE Connectivity Ltd.	176	16,224
Texas Instruments, Inc.	492	59,360
VeriSign, Inc.(b)	54	11,240
Visa, Inc., Class A	901	179,272
Western Digital Corp.	156	10,218
Western Union Co. (The)	221	5,945
Xerox Holdings Corp.	98	3,486
	Shares	Value
Information Technology-(continued)
Xilinx, Inc.	132	$11,151
Zebra Technologies Corp., Class A(b)	28	6,693
		3,401,265
Materials-1.92%
Air Products and Chemicals, Inc.	116	27,690
Albemarle Corp.	56	4,496
Amcor PLC	852	9,023
Avery Dennison Corp.	44	5,775
Ball Corp.	172	12,415
Celanese Corp.	64	6,624
CF Industries Holdings, Inc.	114	4,592
Corteva, Inc.	394	11,394
Dow, Inc.	390	17,967
DuPont de Nemours, Inc.	390	19,960
Eastman Chemical Co.	72	5,131
Ecolab, Inc.	132	25,887
FMC Corp.	68	6,500
Freeport-McMoRan, Inc.	763	8,469
International Flavors & Fragrances, Inc.(d)	56	7,342
International Paper Co.	206	8,388
Linde PLC (United Kingdom)	283	57,486
LyondellBasell Industries N.V., Class A	135	10,511
Martin Marietta Materials, Inc.	33	8,705
Mosaic Co. (The)	184	3,651
Newmont Corp.	431	19,421
Nucor Corp.	160	7,598
Packaging Corp. of America	50	4,788
PPG Industries, Inc.	124	14,860
Sealed Air Corp.	81	2,876
Sherwin-Williams Co. (The)	43	23,951
Vulcan Materials Co.	70	9,914
Westrock Co.	136	5,304
		350,718
Real Estate-2.29%
Alexandria Real Estate Equities, Inc.	64	10,445
American Tower Corp.	233	53,995
Apartment Investment & Management Co., Class A	78	4,111
AvalonBay Communities, Inc.	73	15,818
Boston Properties, Inc.	76	10,895
CBRE Group, Inc., Class A(b)	176	10,745
Crown Castle International Corp.	219	32,815
Digital Realty Trust, Inc.	110	13,529
Duke Realty Corp.	193	7,008
Equinix, Inc.	45	26,538
Equity Residential	184	15,287
Essex Property Trust, Inc.	35	10,842
Extra Space Storage, Inc.	68	7,526
Federal Realty Investment Trust	37	4,626
Healthpeak Properties, Inc.	260	9,357
Host Hotels & Resorts, Inc.	377	6,160
Iron Mountain, Inc.	151	4,773
Kimco Realty Corp.	222	4,229
Mid-America Apartment Communities, Inc.	60	8,233
Prologis, Inc.	332	30,836
Public Storage	79	17,677
Realty Income Corp.	171	13,408
Regency Centers Corp.	88	5,459
SBA Communications Corp., Class A	59	14,724
Simon Property Group, Inc.	161	21,437
SL Green Realty Corp.	43	3,958

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Real Estate-(continued)
UDR, Inc.	154	$7,378
Ventas, Inc.	196	11,341
Vornado Realty Trust	83	5,459
Welltower, Inc.	213	18,086
Weyerhaeuser Co.	392	11,348
		418,043
Utilities-2.73%
AES Corp. (The)	349	6,931
Alliant Energy Corp.	126	7,479
Ameren Corp.	129	10,584
American Electric Power Co., Inc.	260	27,097
American Water Works Co., Inc.	95	12,939
Atmos Energy Corp.	63	7,373
CenterPoint Energy, Inc.	264	6,991
CMS Energy Corp.	149	10,208
Consolidated Edison, Inc.	175	16,450
Dominion Energy, Inc.	433	37,130
DTE Energy Co.	101	13,394
Duke Energy Corp.	384	37,490
Edison International	189	14,468
Entergy Corp.	105	13,810
Evergy, Inc.	120	8,659
Eversource Energy	170	15,715
Exelon Corp.	511	24,319
FirstEnergy Corp.	284	14,424
NextEra Energy, Inc.	257	68,927
NiSource, Inc.	197	5,774
NRG Energy, Inc.	132	4,869
Pinnacle West Capital Corp.	59	5,764
PPL Corp.	380	13,752
Public Service Enterprise Group, Inc.	266	15,747
Sempra Energy	148	23,775
Southern Co. (The)	552	38,861
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	166	$16,582
Xcel Energy, Inc.	276	19,096
		498,608
Total Common Stocks & Other Equity Interests (Cost $14,282,687)		14,066,296
Money Market Funds-7.59%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(e) (Cost $1,384,868)	1,384,868	1,384,868
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-84.61% (Cost $15,667,555)		15,451,164
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(e)(f)	13,883	13,883
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(e)(f)	4,626	4,628
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,511)		18,511
TOTAL INVESTMENTS IN SECURITIES-84.71% (Cost $15,686,066)		15,469,675
OTHER ASSETS LESS LIABILITIES-15.29%		2,793,094
NET ASSETS-100.00%		$18,262,769

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2020	Dividend Income
Invesco Ltd.	$7,737	$-	$-	$221	$-	$7,958	$143

(d)	All or a portion of this security was out on loan at January 31, 2020.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CBOE Volatility Index (VIX) Futures	15	February-2020	$273,375	$23,064	$23,064
CBOE Volatility Index (VIX) Futures	11	March-2020	194,975	9,843	9,843

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2020
(Unaudited)
Open Futures Contracts(a)—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Futures	22	March-2020	$3,546,400	$(53,670)	$(53,670)
S&P 500 Micro E-Mini Futures	11	March-2020	177,320	(2,696)	(2,696)
Total Futures Contracts				$(23,459)	$(23,459)

(a)	Futures contracts collateralized by $2,718,892 cash held with Merrill Lynch International, the futures commission merchant.

Schedule of Investments(a)
Invesco Total Return Bond ETF (GTO)
January 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-43.57%
Advertising-0.45%
Lamar Media Corp.
3.75%, 02/15/2028(b)	$703,000	$709,454
4.00%, 02/15/2030(b)	152,000	153,520
MDC Partners, Inc., 6.50%, 05/01/2024(b)	250,000	226,875
		1,089,849
Airlines-1.48%
American Airlines Group, Inc., 5.00%, 06/01/2022(b)	167,000	173,680
American Airlines Pass Through Trust
Series 2019-1, Class AA, 3.15%, 02/15/2032	668,000	726,659
Series 2019-1, Class B, 3.85%, 02/15/2028	422,000	436,968
Avianca Holdings S.A. (Colombia), 9.00%, 05/10/2023(b)	500,000	505,150
British Airways Pass Through Trust (United Kingdom)
Series 2019-1, Class A, 3.35%, 06/15/2029(b)	471,000	501,701
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	589,944	630,729
Delta Air Lines, Inc., 3.75%, 10/28/2029	419,000	423,169
United Airlines Pass Through Trust, Series 2019-2, Class B, 3.50%, 05/01/2028	157,000	161,706
		3,559,762
Alternative Carriers-0.10%
CenturyLink, Inc., 4.00%, 02/15/2027(b)	228,000	230,440
Asset Management & Custody Banks-0.89%
Apollo Management Holdings L.P., 4.95%, 01/14/2050(b)	2,085,000	2,141,065
Automobile Manufacturers-1.43%
Ford Motor Credit Co. LLC
3.35%, 11/01/2022	492,000	499,472
3.09%, 01/09/2023	1,446,000	1,459,475
5.58%, 03/18/2024	200,000	217,856
Hyundai Capital America
4.30%, 02/01/2024(b)	185,000	198,280
3.50%, 11/02/2026(b)	1,005,000	1,049,843
		3,424,926
Biotechnology-1.27%
AbbVie, Inc.
2.30%, 11/21/2022(b)	1,722,000	1,739,920
2.60%, 11/21/2024(b)	1,292,000	1,320,722
		3,060,642
Broadcasting-0.18%
Fox Corp., 4.71%, 01/25/2029(b)	366,000	426,377
Building Products-0.14%
HP Communities LLC
5.78%, 03/15/2046(b)	150,000	194,934
5.86%, 09/15/2053(b)	100,000	130,713
		325,647
Cable & Satellite-1.94%
Altice Financing S.A. (Luxembourg), 5.00%, 01/15/2028(b)	1,024,000	1,007,626
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.05%, 03/30/2029	372,000	428,508
	Principal Amount	Value
Cable & Satellite-(continued)
Comcast Corp.
3.95%, 10/15/2025	$50,000	$55,314
4.15%, 10/15/2028	243,000	278,951
4.60%, 10/15/2038	75,000	92,630
3.25%, 11/01/2039	1,250,000	1,330,517
3.45%, 02/01/2050	1,000,000	1,075,791
4.95%, 10/15/2058	76,000	103,568
Globo Comunicacao e Participacoes S.A. (Brazil), 4.88%, 01/22/2030(b)	275,000	281,124
		4,654,029
Casinos & Gaming-0.09%
MGM China Holdings Ltd. (Macau), 5.38%, 05/15/2024(b)	218,000	223,905
Commodity Chemicals-0.11%
Alpek S.A.B. de C.V. (Mexico), 4.25%, 09/18/2029(b)	247,000	257,312
Construction Machinery & Heavy Trucks-0.09%
Ashtead Capital, Inc. (United Kingdom), 4.00%, 05/01/2028(b)	200,000	205,500
Consumer Finance-0.17%
Credit Acceptance Corp.
5.13%, 12/31/2024(b)	325,000	340,437
6.63%, 03/15/2026(b)	71,000	76,671
		417,108
Copper-0.04%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	84,000	87,100
Data Processing & Outsourced Services-0.99%
Alliance Data Systems Corp., 4.75%, 12/15/2024(b)	2,000,000	1,999,100
PayPal Holdings, Inc.
2.65%, 10/01/2026	216,000	222,502
2.85%, 10/01/2029	149,000	153,526
		2,375,128
Diversified Banks-4.85%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	280,000	300,875
Australia & New Zealand Banking Group Ltd. (Australia), 2.95%, 07/22/2030(b)	722,000	732,480
Banco del Estado de Chile (Chile), 2.70%, 01/09/2025(b)	885,000	892,965
BPCE S.A. (France), 2.38%, 01/14/2025(b)	818,000	825,164
Citigroup, Inc.
3.34% (3 mo. USD LIBOR + 1.38%), 03/30/2021(c)	100,000	101,496
3.98%, 03/20/2030	1,000,000	1,118,444
Series P, 5.95%(d)	390,000	426,346
Series T, 6.25%(d)	100,000	114,222
Series U, 5.00%(d)	1,414,000	1,480,182
Citizens Bank N.A., 2.73% (3 mo. USD LIBOR + 0.81%), 05/26/2022(c)	250,000	252,197
Commonwealth Bank of Australia (Australia), 3.74%, 09/12/2039(b)	200,000	210,984
HSBC Holdings PLC (United Kingdom), 6.25%(d)	292,000	309,298
JPMorgan Chase & Co.
2.70% (3 mo. USD LIBOR + 0.89%), 07/23/2024(c)	205,000	207,379
3.70%, 05/06/2030	1,000,000	1,103,441
Series I, 5.24% (3 mo. USD LIBOR + 3.47%)(c)(d)	59,000	59,458
Mizuho Financial Group, Inc. (Japan), 2.68% (3 mo. USD LIBOR + 0.79%), 03/05/2023(c)	100,000	100,580
National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(b)	250,000	266,067

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Royal Bank of Scotland Group PLC (The) (United Kingdom), 3.75%, 11/01/2029	$315,000	$327,370
Societe Generale S.A. (France), 7.38%(b)(d)	205,000	226,342
Standard Chartered PLC (United Kingdom), 3.09% (3 mo. USD LIBOR + 1.20%), 09/10/2022(b)(c)	200,000	202,022
Sumitomo Mitsui Financial Group, Inc. (Japan), 3.04%, 07/16/2029	205,000	215,452
Turkiye Vakiflar Bankasi T.A.O. (Turkey), 5.25%, 02/05/2025(b)	660,000	657,690
Wells Fargo & Co., 4.15%, 01/24/2029	1,000,000	1,137,536
Westpac Banking Corp. (Australia), 2.89%, 02/04/2030	368,000	371,021
		11,639,011
Diversified Capital Markets-0.45%
Credit Suisse Group AG (Switzerland)
5.10%(b)(d)	492,000	497,535
7.50%(b)(d)	200,000	220,509
UBS Group AG (Switzerland)
3.38% (3 mo. USD LIBOR + 1.44%), 09/24/2020(b)(c)	200,000	201,682
3.62% (3 mo. USD LIBOR + 1.78%), 04/14/2021(b)(c)	150,000	152,885
		1,072,611
Diversified Metals & Mining-0.88%
BHP Billiton Finance USA Ltd. (Australia), 6.75%, 10/19/2075(b)	150,000	176,512
Corp. Nacional del Cobre de Chile (Chile)
3.15%, 01/14/2030(b)	390,000	397,393
3.70%, 01/30/2050(b)	1,245,000	1,247,974
Teck Resources Ltd. (Canada), 6.13%, 10/01/2035	250,000	299,407
		2,121,286
Diversified REITs-1.00%
Atlantic Marine Corps Communities LLC, 5.34%, 12/01/2050(b)	94,933	117,849
Fort Benning Family Communities LLC, 5.81%, 01/15/2051(b)	200,000	246,467
iStar, Inc., 4.75%, 10/01/2024	603,000	628,377
Trust F/1401 (Mexico), 4.87%, 01/15/2030(b)	1,300,000	1,415,375
		2,408,068
Electric Utilities-0.78%
Centrais Eletricas Brasileiras S.A. (Brazil), 4.63%, 02/04/2030(b)	200,000	201,550
Commonwealth Edison Co., Series 127, 3.20%, 11/15/2049	667,000	692,356
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	200,000	212,013
Xcel Energy, Inc., 3.50%, 12/01/2049	726,000	770,445
		1,876,364
Electronic Components-1.70%
Corning, Inc., 5.45%, 11/15/2079	3,537,000	4,079,774
Food Retail-0.43%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC
3.50%, 02/15/2023(b)	584,000	595,785
4.88%, 02/15/2030(b)	210,000	216,086
Alimentation Couche-Tard, Inc. (Canada), 3.80%, 01/25/2050(b)	214,000	216,130
		1,028,001
Health Care REITs-0.21%
Diversified Healthcare Trust, 4.75%, 02/15/2028	250,000	261,993
	Principal Amount	Value
Health Care REITs-(continued)
MPT Operating Partnership L.P./MPT Finance Corp., 4.63%, 08/01/2029	$115,000	$120,391
Welltower, Inc., 3.10%, 01/15/2030	123,000	128,364
		510,748
Homebuilding-1.48%
KB Home, 4.80%, 11/15/2029	520,000	540,800
M.D.C. Holdings, Inc.
3.85%, 01/15/2030	1,706,000	1,717,217
6.00%, 01/15/2043	500,000	557,452
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	698,000	731,155
		3,546,624
Hotel & Resort REITs-0.08%
Service Properties Trust, 5.25%, 02/15/2026	180,000	195,406
Hotels, Resorts & Cruise Lines-0.20%
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(b)	474,000	486,015
Household Products-0.20%
Reynolds Group Issuer, Inc./LLC, 5.75%, 10/15/2020	472,925	474,603
Industrial Conglomerates-0.32%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	273,000	307,887
General Electric Co., 5.55%, 01/05/2026	387,000	451,637
		759,524
Industrial REITs-1.03%
Duke Realty L.P., 2.88%, 11/15/2029	2,090,000	2,150,040
Lexington Realty Trust, 4.40%, 06/15/2024	300,000	317,030
		2,467,070
Integrated Oil & Gas-0.33%
Petroleos Mexicanos (Mexico), 5.95%, 01/28/2031(b)	200,000	203,950
Saudi Arabian Oil Co. (Saudi Arabia), 2.88%, 04/16/2024(b)	573,000	589,132
		793,082
Integrated Telecommunication Services-0.62%
Altice France S.A. (France), 7.38%, 05/01/2026(b)	200,000	213,386
AT&T, Inc.
3.07% (3 mo. USD LIBOR + 1.18%), 06/12/2024(c)	102,000	103,888
5.15%, 02/15/2050	500,000	616,136
Verizon Communications, Inc., 3.88%, 02/08/2029	500,000	563,758
		1,497,168
Interactive Media & Services-1.12%
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/2026(b)	534,000	532,919
6.63%, 08/15/2027(b)	40,000	37,474
Match Group, Inc., 5.63%, 02/15/2029(b)	339,000	366,662
Twitter, Inc., 3.88%, 12/15/2027(b)	1,746,000	1,752,547
		2,689,602
Internet & Direct Marketing Retail-0.96%
Alibaba Group Holding Ltd. (China), 4.20%, 12/06/2047	1,000,000	1,173,735
JD.com, Inc. (China), 4.13%, 01/14/2050	350,000	376,723
QVC, Inc., 4.75%, 02/15/2027	750,000	758,010
		2,308,468
Investment Banking & Brokerage-0.64%
Morgan Stanley, 2.70%, 01/22/2031	1,515,000	1,541,637

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount	Value
Life & Health Insurance-1.47%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	$350,000	$383,039
Athene Global Funding, 2.50%, 01/14/2025(b)	2,040,000	2,060,380
Brighthouse Financial, Inc., 4.70%, 06/22/2047	243,000	235,001
MetLife, Inc., 9.25%, 04/08/2038(b)	350,000	527,228
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	303,000	332,004
		3,537,652
Movies & Entertainment-0.03%
Netflix, Inc., 5.38%, 11/15/2029(b)	68,000	74,140
Multi-line Insurance-0.16%
Guardian Life Insurance Co. of America (The), 3.70%, 01/22/2070(b)	357,000	376,008
Office REITs-0.10%
Alexandria Real Estate Equities, Inc.
3.38%, 08/15/2031	83,000	89,631
4.00%, 02/01/2050	127,000	149,853
		239,484
Oil & Gas Exploration & Production-1.76%
Continental Resources, Inc., 5.00%, 09/15/2022	4,204,000	4,228,212
Oil & Gas Storage & Transportation-3.45%
Buckeye Partners L.P., 4.35%, 10/15/2024	307,000	309,957
Energy Transfer Operating L.P.
2.90%, 05/15/2025	544,000	550,758
6.00%, 06/15/2048	71,000	81,921
Series 20Y, 5.80%, 06/15/2038	71,000	81,942
Enterprise Products Operating LLC
2.80%, 01/31/2030	800,000	810,786
3.70%, 01/31/2051	1,390,000	1,392,386
MPLX L.P.
2.79% (3 mo. USD LIBOR + 0.90%), 09/09/2021(c)	524,000	525,984
2.99% (3 mo. USD LIBOR + 1.10%), 09/09/2022(c)	379,000	380,770
NGPL PipeCo. LLC, 7.77%, 12/15/2037(b)	1,250,000	1,662,098
Plains All American Pipeline L.P., Series B, 6.13%(d)	54,000	50,114
Western Midstream Operating L.P.
2.70% (3 mo. USD LIBOR + 0.85%), 01/13/2023(c)	1,471,000	1,470,944
3.10%, 02/01/2025	946,000	952,602
		8,270,262
Other Diversified Financial Services-1.33%
AMC East Communities LLC, 6.01%, 01/15/2053(b)	190,827	237,436
Ares Finance Co. LLC, 4.00%, 10/08/2024(b)	150,000	152,479
Aviation Capital Group LLC
2.44% (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(c)	69,000	69,144
4.13%, 08/01/2025(b)	97,000	103,498
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 02/15/2025(b)	905,000	914,077
4.38%, 05/01/2026(b)	50,000	54,173
Carlyle Finance LLC, 5.65%, 09/15/2048(b)	129,000	163,644
Fort Knox Military Housing Privatization Project, 2.02% (1 mo. USD LIBOR + 0.34%), 02/15/2052(b)(c)	235,073	141,230
LPL Holdings, Inc., 4.63%, 11/15/2027(b)	387,000	394,740
Mid-Atlantic Military Family Communities LLC, 5.30%, 08/01/2050(b)	229,351	244,065
	Principal Amount	Value
Other Diversified Financial Services-(continued)
Pacific Beacon LLC
5.38%, 07/15/2026(b)	$88,950	$97,625
5.51%, 07/15/2036(b)	500,000	609,666
		3,181,777
Packaged Foods & Meats-0.35%
Hershey Co. (The), 3.13%, 11/15/2049	682,000	709,863
Mars, Inc., 2.70%, 04/01/2025(b)	121,000	126,021
		835,884
Paper Packaging-0.11%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	253,000	262,412
Paper Products-0.09%
Celulosa Arauco y Constitucion S.A. (Chile), 5.15%, 01/29/2050(b)	210,000	215,408
Pharmaceuticals-0.15%
Bristol-Myers Squibb Co., 2.90%, 07/26/2024(b)	355,000	370,862
Property & Casualty Insurance-0.13%
First American Financial Corp., 4.30%, 02/01/2023	300,000	314,226
Railroads-0.62%
Kansas City Southern, 2.88%, 11/15/2029	213,000	219,827
Norfolk Southern Corp., 2.55%, 11/01/2029	280,000	287,263
Union Pacific Corp.
2.15%, 02/05/2027	438,000	439,492
2.40%, 02/05/2030	547,000	549,275
		1,495,857
Regional Banks-0.37%
Fifth Third Bancorp, 2.38%, 01/28/2025	515,000	525,801
Zions Bancorporation N.A., 3.25%, 10/29/2029	365,000	369,820
		895,621
Reinsurance-0.29%
Global Atlantic Fin Co., 4.40%, 10/15/2029(b)	680,000	699,899
Residential REITs-0.18%
Spirit Realty L.P.
4.00%, 07/15/2029	75,000	81,652
3.40%, 01/15/2030	335,000	350,204
		431,856
Semiconductors-0.15%
Micron Technology, Inc.
4.98%, 02/06/2026	60,000	67,688
4.19%, 02/15/2027	275,000	299,821
		367,509
Soft Drinks-0.64%
Fomento Economico Mexicano S.A.B. de C.V. (Mexico), 3.50%, 01/16/2050	1,500,000	1,532,224
Sovereign Debt-0.43%
Qatar Government International Bond (Qatar), 3.38%, 03/14/2024(b)	200,000	211,116
Saudi Government International Bond (Saudi Arabia), 3.75%, 01/21/2055(b)	805,000	822,106
		1,033,222
Specialized Finance-0.04%
Park Aerospace Holdings Ltd. (Ireland), 5.25%, 08/15/2022(b)	100,000	107,253

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount	Value
Specialized REITs-0.83%
Iron Mountain, Inc., 4.88%, 09/15/2029(b)	$546,000	$558,242
SBA Communications Corp., 3.88%, 02/15/2027(b)	1,407,000	1,429,864
		1,988,106
Specialty Chemicals-0.23%
Braskem Idesa S.A.P.I. (Mexico), 7.45%, 11/15/2029(b)	515,000	543,969
Steel-3.28%
POSCO (South Korea)
2.38%, 01/17/2023(b)	2,745,000	2,755,724
2.50%, 01/17/2025(b)	700,000	705,970
Steel Dynamics, Inc., 5.50%, 10/01/2024	4,275,000	4,404,319
		7,866,013
Technology Hardware, Storage & Peripherals-0.12%
Apple, Inc., 2.05%, 09/11/2026	214,000	216,289
Dell International LLC/EMC Corp., 4.90%, 10/01/2026(b)	70,000	77,985
		294,274
Trading Companies & Distributors-0.31%
Aircastle Ltd., 4.40%, 09/25/2023	500,000	536,756
BOC Aviation Ltd. (Singapore), 3.07% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(c)	200,000	201,660
		738,416
Trucking-0.30%
Ryder System, Inc., 2.90%, 12/01/2026	488,000	507,882
SMBC Aviation Capital Finance DAC (Ireland), 4.13%, 07/15/2023(b)	204,000	217,305
		725,187
Total U.S. Dollar Denominated Bonds & Notes (Cost $100,864,571)		104,599,585
U.S. Government Sponsored Agency Mortgage-Backed Securities-18.77%
Collateralized Mortgage Obligations-3.70%
Fannie Mae Multifamily Connecticut Avenue Securities, Series 2019-01, Class M7, 3.36% (1 mo. USD LIBOR + 1.70%), 10/15/2049(b)(c)(e)	1,978,282	1,990,646
Freddie Mac Military Housing Bonds Resecuritization Trust Ctfs., Series 2015-R1, Class B1, 2.67%, 11/25/2055(b)(f)	954,808	1,156,738
Freddie Mac Multifamily Structured Pass Through Ctfs.
Series 2013-K026, Class X1, IO, 1.10%, 11/25/2022(f)	5,042,375	113,817
Series 2013-K035, Class X1, IO, 0.51%, 08/25/2023(f)	8,133,995	96,019
Series 2014-K036, Class X1, IO, 0.89%, 10/25/2023(f)	5,901,629	144,470
Series 2014-K037, Class X1, IO, 1.13%, 01/25/2024(f)	6,283,645	202,355
Series 2015-K042, Class X1, IO, 1.18%, 12/25/2024(f)	4,359,706	190,720
Series 2017-K066, Class AM, 3.20%, 06/25/2027	250,000	272,186
Series 2017-KGX1, Class AFX, 3.00%, 10/25/2027	1,000,000	1,074,791
Series 2018-K074, Class AM, 3.60%, 02/25/2028	1,000,000	1,116,357
Series 2018-K154, Class A3, 3.46%, 11/25/2032	1,000,000	1,126,526
Series K038, Class X1, IO, 1.29%, 03/25/2024(f)	4,125,818	162,309
	Principal Amount	Value
Collateralized Mortgage Obligations-(continued)
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class HT, 3.25%, 07/25/2056(g)	$412,436	$433,042
Series 2017-4, Class HT, 3.25%, 06/25/2057(g)	766,436	800,641
		8,880,617
Federal Home Loan Mortgage Corp. (FHLMC)-4.16%
3.55%, 10/01/2033	486,996	536,965
3.00%, 10/01/2034	1,116,232	1,151,154
4.00%, 11/01/2048 to 07/01/2049	1,198,449	1,260,938
3.50%, 08/01/2049	6,735,517	7,052,972
		10,002,029
Federal National Mortgage Association (FNMA)-10.39%
2.86%, 09/01/2029	500,000	539,730
2.99%, 09/01/2029	500,000	538,235
2.82%, 10/01/2029	500,000	538,154
3.05%, 10/01/2029	500,000	544,988
2.90%, 11/01/2029	500,000	534,485
3.08%, 10/01/2032	750,000	818,353
3.24%, 11/01/2032	482,069	521,625
3.31%, 01/01/2033	1,000,000	1,115,899
2.50%, 10/01/2034 to 12/01/2034	4,556,801	4,644,530
3.50%, 05/01/2047 to 06/01/2047	4,381,910	4,615,087
4.00%, 11/01/2047	442,246	466,743
3.00%, 09/01/2049 to 10/01/2049	6,694,459	6,936,525
TBA, 2.50%, 02/01/2035(h)	822,000	836,835
TBA, 3.00%, 02/01/2035 to 02/15/2049(h)	2,235,000	2,293,810
		24,944,999
Government National Mortgage Association (GNMA)-0.52%
4.00%, 07/20/2049	340,421	353,573
TBA, 3.00%, 02/01/2050(h)	865,000	889,666
		1,243,239
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $43,692,077)		45,070,884

Asset-Backed Securities-17.94%
Anchorage Credit Funding 4 Ltd. (Cayman Islands), Series 2016-4A, Class A, 3.50%, 02/15/2035(b)	500,000	509,410
Angel Oak Mortgage Trust
Series 2019-3, Class A1, 2.93%, 05/25/2059(b)(f)	2,370,210	2,384,418
Series 2020-1, Class A1, 2.47%, 12/25/2059(b)(f)	435,000	436,849
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 1.80% (1 mo. USD LIBOR + 0.14%), 11/25/2036(c)	322,271	316,723
Benchmark Mortgage Trust
Series 2019-B14, Class A5, 3.05%, 12/15/2062	2,000,000	2,151,990
Series 2019-B14, Class C, 3.90%, 12/15/2062(f)	930,000	987,668
Series 2019-B15, Class B, 3.56%, 12/15/2072	2,000,000	2,153,768
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(f)	501,210	512,187
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(b)(f)	287,600	289,904
COLT Mortgage Loan Trust, Class 2020-1, Class A1, 2.49%, 02/25/2050(b)(f)	3,950,000	3,959,320

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount	Value

Deephaven Residential Mortgage Trust , Series 2019-4A, Class A1, 2.79%, 10/25/2059(b)(f)	$2,862,770	$2,882,141
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A2I, 3.04% (3 mo. USD LIBOR + 1.25%), 07/25/2047(b)(c)	586,500	586,758
Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	1,995,000	2,073,882
DT Auto Owner Trust
Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	150,000	151,854
Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	214,000	216,623
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(f)	1,041,046	1,049,491
FREMF Mortgage Trust, Series 2013-K29, Class X2A, IO, 0.13%, 05/25/2046(b)	28,113,006	87,330
Galton Funding Mortgage Trust, Series 2019-H1, Class A1, 2.66%, 10/25/2059(b)(f)	1,361,133	1,371,943
GCAT Trust
Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(b)(g)	928,500	936,469
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(f)	1,451,567	1,466,906
Goldentree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class A, 2.97% (3 mo. USD LIBOR + 1.15%), 11/28/2030(b)(c)	2,000,000	2,001,961
Golub Capital Partners CLO 16 Ltd. (Cayman Islands), Series 2013-16A, Class A2R, 3.79% (3 mo. USD LIBOR + 1.85%), 07/25/2029(b)(c)	300,000	299,057
Golub Capital Partners CLO 41B Ltd. (Cayman Islands), Series 2019-41A, Class A, 3.19% (3 mo. USD LIBOR + 1.37%), 04/20/2029(b)(c)	427,000	427,480
GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class C, 3.03% (1 mo. USD LIBOR + 1.35%), 07/15/2032(b)(c)	500,000	500,354
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 02/13/2053	1,560,000	1,653,665
Hertz Vehicle Financing II L.P., Series 2019-2A, Class A, 3.42%, 05/25/2025(b)	300,000	315,140
Horizon Aircraft Finance III Ltd. (Cayman Islands), Series 2019-2, Class A, 3.43%, 11/15/2039(b)	395,238	395,819
JOL Air Ltd. (Cayman Islands), Series 2019-1, Class A, 3.97%, 04/15/2044(b)	248,691	255,532
MACH 1 Cayman Ltd. (Cayman Islands), Series 2019-1, Class B, 4.34%, 10/15/2039(b)	245,155	246,288
Morgan Stanley Capital I Trust , Series 2019-L3, Class AS, 3.49%, 11/15/2052	1,580,000	1,702,828
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(f)	928,652	937,585
Series 2020-NQM1, Series A1, 2.46%, 01/26/2060(b)(f)	2,400,000	2,413,932
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	457,000	468,136
PPM CLO 3 Ltd. (Cayman Islands)
Series 2019-3A, Class A, 3.24% (3 mo. USD LIBOR + 1.40%), 07/17/2030(b)(c)	250,000	250,385
Series 2019-3A, Class B, 3.79% (3 mo. USD LIBOR + 1.95%), 07/17/2030(b)(c)	250,000	250,442
Residential Mortgage Loan Trust, Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(f)	182,312	183,441
	Principal Amount		Value

Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)		$1,628,000	$1,636,541
Store Master Funding I-VII, Series 2016-1A, Class A2, 4.32%, 10/20/2046(b)		474,914	511,694
Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 05/25/2046(b)		146,250	158,848
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class XA, IO, 1.66%, 01/15/2059(f)		1,688,209	111,889
Wendy’s Funding LLC
Series 2015-1A, Class A23, 4.50%, 06/15/2045(b)		2,202,250	2,291,559
Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)		497,500	526,032
Woodmont Trust
Series 2017-2A, Class A, 3.62% (3 mo. USD LIBOR + 1.80%), 07/18/2028(b)(c)		500,000	499,657
Series 2017-3A, Class A1, 3.54% (3 mo. USD LIBOR + 1.73%), 10/18/2029(b)(c)		500,000	499,383
Total Asset-Backed Securities (Cost $42,312,508)			43,063,282
U.S. Treasury Securities-17.30%
U.S. Treasury Bills-0.15%(i)
1.52%–1.63%, 04/09/2020(j)		365,000	363,976
U.S. Treasury Bonds-1.79%
2.25%, 08/15/2049		4,075,600	4,291,559
U.S. Treasury Notes-15.36%
1.50%, 01/15/2023		2,568,500	2,582,898
1.75%, 12/31/2024		10,967,800	11,188,441
1.75%, 12/31/2026		6,783,600	6,926,029
1.75%, 11/15/2029		15,860,700	16,193,093
			36,890,461
Total U.S. Treasury Securities (Cost $40,552,965)			41,545,996

U.S. Government Sponsored Agency Securities-1.28%
Fannie Mae STRIPS
0.00%, 05/15/2029(k)		450,000	375,298
0.00%, 01/15/2030(k)		1,300,000	1,069,098
0.00%, 05/15/2030(k)		850,000	693,048
Federal Home Loan Mortgage Corp., 0.00%, 12/14/2029(k)		150,000	123,205
Freddie Mac STRIPS, 0.00%, 09/15/2030(k)		350,000	282,598
Tennessee Valley Authority
5.38%, 04/01/2056		100,000	163,382
4.25%, 09/15/2065		250,000	355,711
Total U.S. Government Sponsored Agency Securities (Cost $2,622,129)			3,062,340
Non-U.S. Dollar Denominated Bonds & Notes-0.79%(l)
Electric Utilities-0.18%
PT Perusahaan Listrik Negara (Indonesia), 1.88%, 11/05/2031(b)	EUR	390,000	434,743
Movies & Entertainment-0.05%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	100,000	117,167
Sovereign Debt-0.56%
Romanian Government International Bond (Romania)
2.00% , 01/28/2032(b)	EUR	385,000	439,907
3.38% , 01/28/2050(b)	EUR	475,000	559,421
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(b)	EUR	309,000	340,530
			1,339,858
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,836,960)			1,891,768

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount	Value

Agency Credit Risk Transfer Notes-0.60%
Fannie Mae Connecticut Avenue Securities
Series 2016-C07, Class 2M2, 6.01% (1 mo. USD LIBOR + 4.35%), 05/25/2029(c)(e)	$111,342	$118,016
Series 2018-C05, Class 1M2, 4.01% (1 mo. USD LIBOR + 2.35%), 01/25/2031(c)(e)	137,000	139,729
Series 2019-R03, Class 1M2, 3.81% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(c)(e)	278,000	280,955
Series 2019-R06, Class 2M2, 3.76% (1 mo. USD LIBOR + 2.10%), 09/25/2039(b)(c)(e)	284,000	287,495
Freddie Mac
Series 2016-DNA4, Class M3, STACR®, 5.46% (1 mo. USD LIBOR + 3.80%), 03/25/2029(c)(m)	250,000	269,186
Series 2016-HQA4, Class M3, STACR®, 5.56% (1 mo. USD LIBOR + 3.90%), 04/25/2029(c)(m)	251,000	270,336
Series 2019-HQA2, Class M1, STACR®, 2.36% (1 mo. USD LIBOR + 0.70%), 04/25/2049(b)(c)(m)	69,095	69,111
Total Agency Credit Risk Transfer Notes (Cost $1,419,955)		1,434,828
	Principal Amount	Value

Municipal Obligations-0.28%
Illinois (State of), Series 2010-1, GO Bonds, (INS -AGM), 6.63%, 02/01/2035(n)	$200,000	$252,220
Los Angeles (City of), CA Department of Water & Power System Revenue, Series 2010, RB, 6.57%, 07/01/2045	255,000	425,133
Total Municipal Obligations (Cost $600,949)		677,353
	Shares
Preferred Stocks-0.17%
Diversified Banks-0.17%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50% (Cost $337,953)	266	411,119

Purchased Call Options-0.04%
(Cost $128,572)(o)		103,160
TOTAL INVESTMENTS IN SECURITIES-100.74% (Cost $234,368,639)		241,860,315
OTHER ASSETS LESS LIABILITIES-(0.74)%		(1,787,246)
NET ASSETS-100.00%		$240,073,069

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2020
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CLO	-Collateralized Loan Obligation
Conv.	-Convertible
Ctfs.	-Certificates
EUR	-Euro
GO	-General Obligation
INS	-Insurer
IO	-Interest Only
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
RB	-Revenue Bonds
REIT	-Real Estate Investment Trust
STACR®	-Structured Agency Credit Risk
STRIPS	-Separately Traded Registered Interest and Principal Security
TBA	-To Be Announced
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $87,249,547, which represented 36.34% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2020.
(d)	Perpetual bond with no specified maturity date.
(e)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(f)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2020.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	$363,976 was pledged as collateral to cover margin requirements for open futures contracts.
(k)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(n)	Principal and/or interest payments are secured by the bond insurance company listed.
(o)	The table below details options purchased.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*		Value
Equity Risk
S&P 500 Index	Call	12/18/2020	8	$3,325	$2,660,000	$103,160

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	147	March-2020	$31,804,828	$114,632	$114,632
U.S. Treasury 5 Year Notes	66	March-2020	7,941,141	115,929	115,929
U.S. Treasury Ultra Bonds	44	March-2020	8,522,250	207,653	207,653
Subtotal—Long Futures Contracts				438,214	438,214

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2020
(Unaudited)
Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	26	March-2020	$(3,423,063)	$(28,087)	$(28,087)
U.S. Treasury 10 Year Ultra Notes	240	March-2020	(34,957,500)	(788,842)	(788,842)
U.S. Treasury Long Bonds	1	March-2020	(163,531)	(4,135)	(4,135)
Subtotal—Short Futures Contracts				(821,064)	(821,064)
Total Futures Contracts				$(382,850)	$(382,850)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to					Unrealized Appreciation (Depreciation)
		Deliver			Receive
Currency Risk
2/28/2020	Goldman Sachs International	CAD	157,902	USD	120,000	$613
Subtotal—Appreciation							613
Currency Risk
2/28/2020	Citibank N.A.	EUR	485,000	USD	538,320	(49)
2/28/2020	State Street Bank & Trust	EUR	1,200,000	USD	1,324,096	(7,952)
Subtotal—Depreciation							(8,001)
Total Forward Foreign Currency Contracts							$(7,388)

Abbreviations:
CAD	-Canadian Dollar
EUR	-Euro
USD	-U.S. Dollar

Schedule of Investments(a)
Invesco Ultra Short Duration ETF (GSY)
January 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-50.21%
Advertising-0.25%
Interpublic Group of Cos., Inc. (The), 3.50%, 10/01/2020	$2,000,000	$2,021,321
Omnicom Group, Inc./Omnicom Capital, Inc., 4.45%, 08/15/2020	5,253,000	5,325,274
		7,346,595
Aerospace & Defense-0.75%
General Dynamics Corp., 2.88%, 05/11/2020	10,000,000	10,031,545
United Technologies Corp.
2.55% (3 mo. USD LIBOR + 0.65%), 08/16/2021(b)	6,772,000	6,773,329
3.35%, 08/16/2021	4,631,000	4,735,912
		21,540,786
Agricultural & Farm Machinery-0.78%
B.A.T. Capital Corp. (United Kingdom), 2.76%, 08/15/2022	12,685,000	12,944,751
John Deere Capital Corp., Series B, 2.29% (3 mo. USD LIBOR + 0.40%), 06/07/2021(b)	9,639,000	9,674,668
		22,619,419
Asset Management & Custody Banks-0.31%
Bank of New York Mellon Corp. (The), 2.60%, 08/17/2020	9,000,000	9,038,427
Automobile Manufacturers-3.12%
American Honda Finance Corp.
2.34% (3 mo. USD LIBOR + 0.47%), 01/08/2021(b)	10,666,000	10,703,585
Series 2019-B, Class A2B, 2.24% (3 mo. USD LIBOR + 0.35%), 06/11/2021(b)	5,625,000	5,645,450
General Motors Co., 2.69% (3 mo. USD LIBOR + 0.80%), 08/07/2020(b)	6,552,000	6,565,194
General Motors Financial Co., Inc., 3.20%, 07/13/2020	9,666,000	9,708,737
Hyundai Capital America, 2.81% (3 mo. USD LIBOR + 0.94%), 07/08/2021(b)(c)	10,000,000	10,032,249
Toyota Motor Credit Corp.
2.60%, 01/11/2022	6,000,000	6,114,022
2.30% (3 mo. USD LIBOR + 0.40%), 05/17/2022(b)	12,260,000	12,310,371
Volkswagen Group of America Finance LLC (Germany)
2.68% (3 mo. USD LIBOR + 0.77%), 11/13/2020(b)(c)	6,775,000	6,806,365
2.50%, 09/24/2021(c)	15,455,000	15,606,028
2.70%, 09/26/2022(c)	6,385,000	6,495,378
		89,987,379
Biotechnology-1.61%
AbbVie, Inc.
2.50%, 05/14/2020	16,183,000	16,203,433
2.36% (3 mo. USD LIBOR + 0.46%), 11/19/2021(b)(c)	10,000,000	10,035,609
2.30%, 11/21/2022(c)	8,000,000	8,083,255
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/2021	12,000,000	12,109,561
		46,431,858
	Principal Amount	Value
Cable & Satellite-0.83%
Comcast Corp., 2.35% (3 mo. USD LIBOR + 0.44%), 10/01/2021(b)	$20,000,000	$20,111,733
Time Warner Cable LLC, 5.00%, 02/01/2020	4,000,000	4,000,000
		24,111,733
Consumer Finance-1.49%
American Express Co.
2.43% (3 mo. USD LIBOR + 0.53%), 05/17/2021(b)	5,000,000	5,022,316
2.49% (3 mo. USD LIBOR + 0.60%), 11/05/2021(b)	12,000,000	12,083,501
2.75%, 05/20/2022	9,134,000	9,334,613
Capital One Financial Corp.
2.66% (3 mo. USD LIBOR + 0.76%), 05/12/2020(b)	2,250,000	2,253,051
2.22% (3 mo. USD LIBOR + 0.45%), 10/30/2020(b)	4,100,000	4,109,779
2.84% (3 mo. USD LIBOR + 0.95%), 03/09/2022(b)	10,000,000	10,118,224
		42,921,484
Data Processing & Outsourced Services-0.35%
PayPal Holdings, Inc., 2.20%, 09/26/2022	10,105,000	10,220,206
Diversified Banks-11.14%
ABN AMRO Bank N.V. (Netherlands), 2.49% (3 mo. USD LIBOR + 0.57%), 08/27/2021(b)(c)	4,834,000	4,864,116
ANZ New Zealand (Int’l) Ltd. (New Zealand), 2.85%, 08/06/2020(c)	10,000,000	10,056,933
Australia & New Zealand Banking Group Ltd. (Australia), 2.36% (3 mo. USD LIBOR + 0.46%), 05/17/2021(b)(c)	4,737,000	4,759,296
Bank of America Corp.
2.48% (3 mo. USD LIBOR + 0.66%), 07/21/2021(b)	2,250,000	2,256,155
2.56% (3 mo. USD LIBOR + 0.65%), 10/01/2021(b)	8,850,000	8,884,071
2.60% (3 mo. USD LIBOR + 0.65%), 06/25/2022(b)	12,000,000	12,077,885
BPCE S.A. (France), 3.12% (3 mo. USD LIBOR + 1.22%), 05/22/2022(b)(c)	12,000,000	12,206,091
Citibank N.A., 2.39% (3 mo. USD LIBOR + 0.50%), 06/12/2020(b)	2,000,000	2,003,618
Citizens Bank N.A.
2.45% (3 mo. USD LIBOR + 0.54%), 03/02/2020(b)	10,000,000	10,004,904
2.49% (3 mo. USD LIBOR + 0.57%), 05/26/2020(b)	2,884,000	2,888,860
3.25%, 02/14/2022	3,061,000	3,150,078
Commonwealth Bank of Australia (Australia), 2.30%, 03/12/2020	5,995,000	5,998,939
Credit Agricole Corporate & Investment Bank S.A. (France)
2.16% (3 mo. USD LIBOR + 0.40%), 05/03/2021(b)(c)(d)	10,000,000	10,017,837
2.53% (3 mo. USD LIBOR + 0.63%), 10/03/2021(b)	7,360,000	7,382,462
Credit Agricole S.A. (France), 2.86% (3 mo. USD LIBOR + 0.97%), 06/10/2020(b)(c)	9,750,000	9,788,220
HSBC Bank PLC (United Kingdom), 4.13%, 08/12/2020(c)	4,500,000	4,555,174

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
HSBC Holdings PLC (United Kingdom), 2.54% (3 mo. USD LIBOR + 0.65%), 09/11/2021(b)	$10,714,000	$10,746,296
Huntington National Bank (The), 2.40% (3 mo. USD LIBOR + 0.51%), 03/10/2020(b)	10,000,000	10,006,994
JPMorgan Chase & Co., 2.59% (3 mo. USD LIBOR + 0.68%), 06/01/2021(b)	7,257,000	7,272,377
JPMorgan Chase Bank N.A., 2.27% (3 mo. USD LIBOR + 0.37%), 02/19/2021(b)	10,730,000	10,734,296
KeyBank N.A., 2.42% (3 mo. USD LIBOR + 0.66%), 02/01/2022(b)	11,538,000	11,629,789
Lloyds Bank PLC (United Kingdom), 2.38% (3 mo. USD LIBOR + 0.49%), 05/07/2021(b)	6,521,000	6,547,960
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.79% (3 mo. USD LIBOR + 1.88%), 03/01/2021(b)	3,342,000	3,401,652
2.44% (3 mo. USD LIBOR + 0.65%), 07/26/2021(b)	6,000,000	6,035,840
2.95% (3 mo. USD LIBOR + 1.06%), 09/13/2021(b)	5,000,000	5,065,620
Mizuho Financial Group, Inc. (Japan), 3.03% (3 mo. USD LIBOR + 1.14%), 09/13/2021(b)	6,850,000	6,949,277
MUFG Union Bank N.A., 3.15%, 04/01/2022	7,500,000	7,711,475
National Australia Bank Ltd. (Australia), 2.47% (3 mo. USD LIBOR + 0.71%), 11/04/2021(b)(c)	12,000,000	12,116,124
NatWest Markets PLC (United Kingdom), 3.63%, 09/29/2022(c)	17,600,000	18,333,077
Nordea Bank Abp (Finland), 2.38% (3 mo. USD LIBOR + 0.47%), 05/29/2020(b)(c)	3,000,000	3,004,918
Royal Bank of Canada (Canada)
2.03% (3 mo. USD LIBOR + 0.24%), 10/26/2020(b)	5,000,000	5,006,747
2.16% (3 mo. USD LIBOR + 0.39%), 04/30/2021(b)	10,000,000	10,039,970
Sumitomo Mitsui Banking Corp. (Japan), 2.21% (3 mo. USD LIBOR + 0.37%), 10/16/2020(b)	6,667,000	6,682,029
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.57% (3 mo. USD LIBOR + 1.68%), 03/09/2021(b)	1,000,000	1,016,025
2.96% (3 mo. USD LIBOR + 1.14%), 10/19/2021(b)	2,300,000	2,333,130
Toronto-Dominion Bank (The) (Canada), 2.75% (3 mo. USD LIBOR + 0.35%), 07/22/2022(b)	10,000,000	9,990,741
Truist Bank
2.29% (3 mo. USD LIBOR + 0.50%), 10/26/2021(b)	8,277,000	8,299,591
2.49% (3 mo. USD LIBOR + 0.59%), 05/17/2022(b)	10,833,000	10,905,191
UBS AG (Switzerland), 4.88%, 08/04/2020	10,250,000	10,412,954
United Overseas Bank Ltd. (Singapore), 2.29% (3 mo. USD LIBOR + 0.48%), 04/23/2021(b)(c)	2,500,000	2,507,918
US Bank N.A., 2.28% (3 mo. USD LIBOR + 0.38%), 11/16/2021(b)	9,091,000	9,137,528
Wells Fargo Bank N.A., 2.28% (3 mo. USD LIBOR + 0.38%), 05/21/2021(b)	15,000,000	15,015,747
		321,797,905
	Principal Amount	Value
Diversified Capital Markets-1.28%
Credit Suisse AG (Switzerland), 2.05% (SOFR + 0.45%), 02/04/2022(b)	$15,000,000	$15,008,967
Macquarie Bank Ltd. (Australia), 2.85%, 01/15/2021(c)	13,000,000	13,128,574
UBS Group AG (Switzerland), 3.62% (3 mo. USD LIBOR + 1.78%), 04/14/2021(b)(c)	8,550,000	8,714,453
		36,851,994
Electric Utilities-2.00%
Duke Energy Corp., 2.41% (3 mo. USD LIBOR + 0.50%), 05/14/2021(b)(c)	17,300,000	17,382,528
Exelon Generation Co. LLC, 4.00%, 10/01/2020	10,000,000	10,090,400
Georgia Power Co., Series C, 2.00%, 09/08/2020	15,000,000	15,030,867
NextEra Energy Capital Holdings, Inc.
2.23% (3 mo. USD LIBOR + 0.48%), 05/04/2021(b)	8,000,000	8,016,928
Series H, 3.34%, 09/01/2020	7,200,000	7,260,394
		57,781,117
Environmental & Facilities Services-0.21%
Waste Management, Inc., 4.75%, 06/30/2020	5,893,000	5,963,865
Food Retail-0.29%
Kraft Heinz Foods Co., 2.47% (3 mo. USD LIBOR + 0.57%), 02/10/2021(b)	8,350,000	8,366,245
Health Care Distributors-0.13%
McKesson Corp., 3.65%, 11/30/2020	3,583,000	3,635,575
Health Care Equipment-0.15%
Zimmer Biomet Holdings, Inc., 2.65% (3 mo. USD LIBOR + 0.75%), 03/19/2021(b)	4,450,000	4,450,928
Health Care Services-1.30%
Cigna Corp., 3.20%, 09/17/2020	15,000,000	15,129,176
CVS Health Corp.
2.52% (3 mo. USD LIBOR + 0.63%), 03/09/2020(b)	3,450,000	3,451,932
3.13%, 03/09/2020	5,000,000	5,006,250
2.61% (3 mo. USD LIBOR + 0.72%), 03/09/2021(b)	3,250,000	3,269,868
Express Scripts Holding Co., 2.66% (3 mo. USD LIBOR + 0.75%), 11/30/2020(b)	10,700,000	10,702,411
		37,559,637
Hotels, Resorts & Cruise Lines-0.70%
Marriott International, Inc.
2.54% (3 mo. USD LIBOR + 0.65%), 03/08/2021(b)	1,986,000	1,994,885
Series N, 3.13%, 10/15/2021	11,412,000	11,631,918
Series Y, 2.51% (3 mo. USD LIBOR + 0.60%), 12/01/2020(b)	6,667,000	6,686,219
		20,313,022
Household Products-0.10%
Reynolds Group Issuer, Inc./LLC, 5.33% (3 mo. USD LIBOR + 3.50%), 07/15/2021(b)(c)	2,800,000	2,806,328
Industrial Conglomerates-0.63%
General Electric Co., 4.63%, 01/07/2021	6,176,000	6,327,823

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount	Value
Industrial Conglomerates-(continued)
Siemens Financieringsmaatschappij N.V. (Germany)
2.23% (3 mo. USD LIBOR + 0.34%), 03/16/2020(b)(c)	$5,000,000	$5,002,927
1.70%, 09/15/2021(c)	6,904,000	6,915,542
		18,246,292
Insurance Brokers-1.09%
Aon Corp., 5.00%, 09/30/2020	12,500,000	12,759,819
Aon PLC, 2.80%, 03/15/2021	7,510,000	7,597,804
Marsh & McLennan Cos., Inc.
3.50%, 12/29/2020	5,000,000	5,080,465
3.16% (3 mo. USD LIBOR + 1.20%), 12/29/2021(b)	6,000,000	6,005,491
		31,443,579
Integrated Oil & Gas-1.07%
Chevron Corp., 1.99%, 03/03/2020	12,735,000	12,737,730
Occidental Petroleum Corp., 2.60%, 08/13/2021	17,896,000	18,087,741
		30,825,471
Integrated Telecommunication Services-1.62%
AT&T, Inc.
2.89% (3 mo. USD LIBOR + 0.93%), 06/30/2020(b)	9,500,000	9,534,057
2.78% (3 mo. USD LIBOR + 0.95%), 07/15/2021(b)	11,315,000	11,437,595
3.00%, 02/15/2022	2,006,000	2,054,758
Verizon Communications, Inc., 2.45% (3 mo. USD LIBOR + 0.55%), 05/22/2020(b)	23,826,000	23,861,134
		46,887,544
Investment Banking & Brokerage-1.58%
Goldman Sachs Group, Inc. (The)
2.97% (3 mo. USD LIBOR + 1.16%), 04/23/2020(b)	8,000,000	8,012,279
3.09% (3 mo. USD LIBOR + 1.20%), 09/15/2020(b)	250,000	251,481
2.88%, 02/25/2021	8,050,000	8,136,240
Morgan Stanley
2.87% (3 mo. USD LIBOR + 0.98%), 06/16/2020(b)	10,000,000	10,035,154
2.45% (3 mo. USD LIBOR + 0.55%), 02/10/2021(b)	1,250,000	1,250,147
2.39% (SOFR + 0.83%), 06/10/2022(b)	18,000,000	18,080,472
		45,765,773
IT Consulting & Other Services-0.35%
International Business Machines Corp., 2.31% (3 mo. USD LIBOR + 0.40%), 05/13/2021(b)	10,000,000	10,052,138
Life & Health Insurance-3.31%
AIG Global Funding
2.41% (3 mo. USD LIBOR + 0.46%), 06/25/2021(b)(c)	4,000,000	4,015,079
Series 2019-A2, Class A, 2.30%, 07/01/2022(c)	5,000,000	5,064,605
Jackson National Life Global Funding
2.10%, 10/25/2021(c)	10,350,000	10,429,826
3.30%, 02/01/2022(c)	10,000,000	10,309,904
2.17% (SOFR + 0.60%), 01/06/2023(b)(c)	10,000,000	10,032,947
	Principal Amount	Value
Life & Health Insurance-(continued)
MET Tower Global Funding, 2.13% (SOFR + 0.55%), 01/17/2023(b)(c)	$10,000,000	$10,018,807
New York Life Global Funding
1.95%, 09/28/2020(c)	12,000,000	12,024,720
2.08% (3 mo. USD LIBOR + 0.28%), 01/28/2021(b)(c)	3,500,000	3,508,059
2.00%, 04/13/2021(c)	5,000,000	5,024,611
2.23% (3 mo. USD LIBOR + 0.32%), 08/06/2021(b)(c)	6,665,000	6,683,811
2.29% (3 mo. USD LIBOR + 0.44%), 07/12/2022(b)(c)	7,407,000	7,449,652
Principal Life Global Funding II
2.25% (3 mo. USD LIBOR + 0.30%), 06/26/2020(b)(c)	7,500,000	7,507,031
2.63%, 11/19/2020(c)	3,470,000	3,495,738
		95,564,790
Managed Health Care-0.82%
Aetna, Inc., 4.13%, 06/01/2021	12,000,000	12,296,356
UnitedHealth Group, Inc.
2.70%, 07/15/2020	9,685,000	9,728,907
2.13%, 03/15/2021	1,735,000	1,745,315
		23,770,578
Movies & Entertainment-0.17%
Walt Disney Co. (The), 2.16% (3 mo. USD LIBOR + 0.25%), 09/01/2021(b)	4,762,000	4,778,805
Multi-line Insurance-1.71%
Assurant, Inc., 3.20% (3 mo. USD LIBOR + 1.25%), 03/26/2021(b)	510,000	510,055
MassMutual Global Funding II, 2.50%, 04/13/2022(c)	7,500,000	7,647,191
Metropolitan Life Global Funding I
2.15% (SOFR + 0.57%), 09/07/2020(b)(c)	5,402,000	5,414,149
2.50%, 12/03/2020(c)	15,794,000	15,914,472
2.10% (3 mo. USD LIBOR + 0.23%), 01/08/2021(b)(c)	16,100,000	16,133,356
2.14% (SOFR + 0.57%), 01/13/2023(b)(c)	3,749,000	3,763,830
		49,383,053
Office REITs-0.13%
Reckson Operating Partnership L.P., 7.75%, 03/15/2020	3,866,000	3,891,240
Oil & Gas Exploration & Production-0.82%
Apache Corp., 3.63%, 02/01/2021	1,626,000	1,645,220
ConocoPhillips, 2.81% (3 mo. USD LIBOR + 0.90%), 05/15/2022(b)	11,853,000	12,041,806
EOG Resources, Inc., 4.40%, 06/01/2020	10,000,000	10,082,911
		23,769,937
Oil & Gas Refining & Marketing-0.07%
Phillips 66, 2.52% (3 mo. USD LIBOR + 0.60%), 02/26/2021(b)	1,900,000	1,900,265
Oil & Gas Storage & Transportation-1.95%
Enbridge, Inc. (Canada), 2.59% (3 mo. USD LIBOR + 0.70%), 06/15/2020(b)	22,100,000	22,147,985
Energy Transfer Operating L.P., 4.15%, 10/01/2020	3,140,000	3,174,178
Kinder Morgan Energy Partners L.P., 5.30%, 09/15/2020	16,742,000	17,091,422
Kinder Morgan, Inc., 5.00%, 02/15/2021(c)	8,794,000	9,038,606

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
MPLX L.P., 2.99% (3 mo. USD LIBOR + 1.10%), 09/09/2022(b)	$2,844,000	$2,857,279
Williams Cos., Inc. (The), 4.13%, 11/15/2020	2,000,000	2,020,745
		56,330,215
Other Diversified Financial Services-0.40%
Aviation Capital Group LLC
2.86% (3 mo. USD LIBOR + 0.95%), 06/01/2021(b)(c)	9,574,000	9,632,698
2.44% (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(c)	1,775,000	1,778,717
		11,411,415
Packaged Foods & Meats-1.12%
General Mills, Inc.
2.38% (3 mo. USD LIBOR + 0.54%), 04/16/2021(b)	8,100,000	8,141,591
3.20%, 04/16/2021	6,000,000	6,109,605
Mondelez International Holdings Netherlands B.V., 2.00%, 10/28/2021(c)	18,052,000	18,124,416
		32,375,612
Pharmaceuticals-1.90%
Allergan Funding S.C.S.
3.00%, 03/12/2020	9,155,000	9,157,749
3.14% (3 mo. USD LIBOR + 1.26%), 03/12/2020(b)	2,600,000	2,603,449
Bayer US Finance II LLC (Germany), 2.58% (3 mo. USD LIBOR + 0.63%), 06/25/2021(b)(c)	13,606,000	13,670,668
Bristol-Myers Squibb Co., 2.10% (3 mo. USD LIBOR + 0.20%), 11/16/2020(b)(c)	7,500,000	7,510,156
GlaxoSmithKline Capital PLC (United Kingdom), 2.26% (3 mo. USD LIBOR + 0.35%), 05/14/2021(b)	6,757,000	6,782,885
Mylan N.V., 3.15%, 06/15/2021	15,000,000	15,239,654
		54,964,561
Residential REITs-0.19%
AvalonBay Communities, Inc., 2.26% (3 mo. USD LIBOR + 0.43%), 01/15/2021(b)	5,350,000	5,351,463
Restaurants-0.37%
McDonald’s Corp., 2.23% (3 mo. USD LIBOR + 0.43%), 10/28/2021(b)	10,652,000	10,704,778
Retail REITs-0.46%
Realty Income Corp., 3.25%, 10/15/2022	3,798,000	3,940,270
WEA Finance LLC/Westfield UK & Europe Finance PLC (France), 3.25%, 10/05/2020(c)	9,397,000	9,472,335
		13,412,605
Semiconductors-0.80%
Analog Devices, Inc., 2.50%, 12/05/2021	11,789,000	11,943,534
Intel Corp., 1.98% (3 mo. USD LIBOR + 0.08%), 05/11/2020(b)	1,155,000	1,155,261
QUALCOMM, Inc., 2.45% (3 mo. USD LIBOR + 0.55%), 05/20/2020(b)	10,000,000	10,014,470
		23,113,265
Soft Drinks-0.44%
Keurig Dr Pepper, Inc., 3.55%, 05/25/2021	12,500,000	12,794,172
Specialized REITs-0.29%
American Tower Corp., 2.80%, 06/01/2020	8,423,000	8,440,271
	Principal Amount	Value
Systems Software-0.94%
Oracle Corp., 2.50%, 05/15/2022	$10,000,000	$10,183,546
VMware, Inc., 2.30%, 08/21/2020	16,952,000	16,995,794
		27,179,340
Technology Hardware, Storage & Peripherals-0.75%
Apple, Inc., 2.00%, 11/13/2020	9,875,000	9,906,800
Hewlett Packard Enterprise Co.
2.57% (3 mo. USD LIBOR + 0.68%), 03/12/2021(b)	4,580,000	4,602,270
2.62% (3 mo. USD LIBOR + 0.72%), 10/05/2021(b)	7,059,000	7,060,036
		21,569,106
Trading Companies & Distributors-0.44%
Air Lease Corp., 3.50%, 01/15/2022	12,260,000	12,636,441
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,441,500,587)		1,450,307,212

Asset-Backed Securities-16.84%
ABPCI Direct Lending Fund CLO I LLC (Cayman Islands), Series 2017-1A, Class A1, 3.60% (3 mo. USD LIBOR + 1.78%), 07/20/2029(b)(c)	1,800,000	1,799,789
ACIS CLO Ltd. (Cayman Islands), Series 2015-6A, Classs A1, 3.35% (3 mo. USD LIBOR + 1.59%), 05/01/2027(b)(c)	1,569,544	1,570,841
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87%, 11/08/2021	5,419,616	5,430,691
Angel Oak Mortgage Trust, Series 2020-1, Class A1, 2.47%, 12/25/2059(c)(e)	7,265,000	7,295,879
Angel Oak Mortgage Trust I LLC
Series 2019-1, Class A1, 3.92%, 11/25/2048(c)(e)	8,269,770	8,446,097
Series 2019-2, Class A1, 3.63%, 03/25/2049(c)(e)	8,609,391	8,759,071
Series 2019-4, Class A1, 2.99%, 07/26/2049(c)(e)	6,446,727	6,508,034
Avery Point V CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 2.82% (3 mo. USD LIBOR + 0.98%), 07/17/2026(b)(c)	3,518,416	3,519,447
Avery Point VI CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 2.79% (3 mo. USD LIBOR + 1.05%), 08/05/2027(b)(c)	9,000,000	9,013,536
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 1.80% (1 mo. USD LIBOR + 0.14%), 11/25/2036(b)	1,933,623	1,900,341
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.84%, 12/15/2024	12,000,000	12,326,040
CarMax Auto Owner Trust, Series 2017-2, Class A3, 1.93%, 03/15/2022	2,957,722	2,960,659
CBAM Ltd. (Cayman Islands), Series 2018-5A, Class A, 2.86% (3 mo. USD LIBOR + 1.02%), 04/17/2031(b)(c)	6,250,000	6,219,669
Chesapeake Funding II LLC (Canada), Series 2018-3A, Class A1, 3.39%, 01/15/2031(c)	5,282,860	5,389,661
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 3.01% (1 mo. USD LIBOR + 1.35%), 10/25/2037(b)(c)	1,765,729	1,789,305

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount	Value

COLT Mortgage Loan Trust
Series 2019-1, Class A1, 3.71%, 03/25/2049(c)(e)	$2,300,494	$2,342,566
Series 2019-4, Class A1, 2.58%, 11/25/2049(c)(e)	11,135,784	11,252,992
Class 2020-1, Class A1, 2.49%, 02/25/2050(c)(e)	11,830,000	11,857,912
Countrywide Asset-Backed Ctfs.
Series 2004-SD2, Class M1, 2.28% (1 mo. USD LIBOR + 0.62%), 06/25/2033(b)(c)	332,984	334,535
Series 2006-6, Class 1A1, 1.83% (1 mo. USD LIBOR + 0.17%), 09/25/2036(b)	1,894,037	1,878,943
Crown Point CLO III Ltd. (Cayman Islands), Series 2015-3A, Class A2R, 3.28% (3 mo. USD LIBOR + 1.45%), 12/31/2027(b)(c)	2,000,000	2,000,570
CSMC, Series 2014-2R, Class 27A1, 1.99% (1 mo. USD LIBOR + 0.20%), 02/27/2046(b)(c)	202,341	198,134
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-4, Class M1, 2.38% (1 mo. USD LIBOR + 0.72%), 07/25/2034(b)	1,984,317	1,983,124
Deephaven Residential Mortgage Trust
Series 2019-1A, Class A1, 3.74%, 01/25/2059(c)(e)	7,150,320	7,222,660
Series 2019-2A, Class A1, 3.56%, 04/25/2059(c)(e)	5,937,851	6,005,475
Diamond CLO Ltd. (Cayman Islands), Series 2019-1A, Class A1, 3.39% (3 mo. USD LIBOR + 1.60%), 04/25/2029(b)(c)	12,000,000	12,002,652
Discover Card Execution Note Trust, Series 2019-A2, Class A, 1.95% (1 mo. USD LIBOR + 0.27%), 12/15/2023(b)	7,500,000	7,535,947
DT Auto Owner Trust, Series 2019-3A, Class A, 2.55%, 08/15/2022(c)	3,883,648	3,896,123
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, 2.74%, 11/25/2059(c)(e)	7,499,389	7,560,222
Enterprise Fleet Financing LLC, Series 2019-1, Class A2, 2.98%, 10/20/2024(c)	4,455,154	4,510,784
Fortress Credit Opportunities IX CLO Ltd. (Cayman Islands), Series 2017-9A, Class A1T, 3.46% (3 mo. USD LIBOR + 1.55%), 11/15/2029(b)(c)	2,000,000	1,993,074
FS KKR MM CLO 1 LLC, Series 2019-1A, Class A1, 3.70% (3 mo. USD LIBOR + 1.70%), 07/15/2030(b)(c)	9,000,000	9,005,222
GCAT LLC, Series 2019-NQM1, Class A1, 2.99%, 02/25/2059(c)(f)	12,298,126	12,412,135
GCAT Trust, Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(c)(f)	11,142,001	11,237,624
Golden Credit Card Trust (Canada), Series 2019-1A, Class A, 2.13% (1 mo. USD LIBOR + 0.45%), 12/15/2022(b)(c)	14,500,000	14,549,880
Goldentree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class A, 2.97% (3 mo. USD LIBOR + 1.15%), 11/28/2030(b)(c)	10,000,000	10,009,803
Golub Capital BDC CLO LLC, Series 2014-1A, Class BR, 3.19% (3 mo. USD LIBOR + 1.40%), 04/25/2026(b)(c)	1,000,000	998,890
	Principal Amount	Value

Golub Capital Partners CLO 16 Ltd. (Cayman Islands), Series 2013-16A, Class A1R, 3.64% (3 mo. USD LIBOR + 1.70%), 07/25/2029(b)(c)	$4,800,000	$4,797,587
Golub Capital Partners CLO 36M Ltd. (Cayman Islands), Series 2018-36A, Class A, 3.04% (3 mo. USD LIBOR + 1.30%), 02/05/2031(b)(c)	5,000,000	4,918,642
Golub Capital Partners CLO 39B Ltd. (Cayman Islands), Series 2018-39A, Class A1, 2.97% (3 mo. USD LIBOR + 1.15%), 10/20/2028(b)(c)	10,000,000	10,004,859
GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class A, 2.59% (1 mo. USD LIBOR + 0.85%), 07/15/2032(b)(c)	12,200,000	12,203,442
GSAMP Trust, Series 2005-HE6, Class M1, 2.10% (1 mo. USD LIBOR + 0.44%), 11/25/2035(b)	691,772	695,180
Halcyon Loan Advisors Funding Ltd. (Cayman Islands), Series 2012-1A, Class B, 4.91% (3 mo. USD LIBOR + 3.00%), 08/15/2023(b)(c)	929,418	930,717
Hertz Vehicle Financing II L.P., Series 2015-1A, Class A, 2.73%, 03/25/2021(c)	19,000,000	19,016,946
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1, 3.45%, 01/25/2059(c)(e)	8,630,050	8,756,041
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 2.05% (1 mo. USD LIBOR + 0.39%), 01/25/2036(b)	2,500,000	2,491,501
Hunt CRE Ltd. (Cayman Islands), Series 2017-FL1, Class A, 2.68% (1 mo. USD LIBOR + 1.00%), 08/15/2034(b)(c)	5,500,000	5,504,431
KKR CLO 21 Ltd. (Cayman Islands), Series A, 2.83% (3 mo. USD LIBOR + 1.00%), 04/15/2031(b)(c)	2,000,000	1,989,809
Nationstar Home Equity Loan Trust, Series 2007-B, Class 1AV1, 1.88% (1 mo. USD LIBOR + 0.22%), 04/25/2037(b)	2,358,311	2,342,781
Navient Private Education Refi Loan Trust
Series 2019-A, Class A1, 3.03%, 01/15/2043(c)	1,575,251	1,585,639
Series 2019-FA, Class A1, 2.18%, 08/15/2068(c)	5,835,635	5,859,234
Neuberger Berman CLO XIV Ltd. (Cayman Islands), Series 2013-14A, Class AR2, 0.00% (3 mo. USD LIBOR + 1.03%), 01/28/2030(b)(c)	10,000,000	10,000,000
New Residential Mortgage Loan Trust
Series 2019-NQM3, Class A1, 2.80%, 07/25/2049(c)(e)	10,487,104	10,594,007
Series 2017-5A, Class A1, 3.16% (1 mo. USD LIBOR + 1.50%), 06/25/2057(b)(c)	921,619	938,713
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(c)(e)	11,143,821	11,251,021
Series 2020-NQM1, Series A1, 2.46%, 01/26/2060(c)(e)	5,750,000	5,783,380
Newstar Commercial Loan Funding LLC, Series 2017-1A, Class BN, 4.41% (3 mo. USD LIBOR + 2.50%), 03/20/2027(b)(c)	2,500,000	2,503,528

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount	Value

NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A1, 2.53% (1 mo. USD LIBOR + 0.85%), 04/18/2022(b)(c)	$10,000,000	$10,011,431
Series 2019-1A, Class A1, 2.33% (1 mo. USD LIBOR + 0.65%), 02/15/2024(b)(c)	12,750,000	12,787,856
Series 2019-2A, Class A1, 2.38% (1 mo. USD LIBOR + 0.70%), 10/15/2024(b)(c)	10,000,000	10,030,248
NXT Capital CLO LLC, Series 2017-1A, Class A, 3.52% (3 mo. USD LIBOR + 1.70%), 04/20/2029(b)(c)	7,500,000	7,499,284
OBX Trust, Series 2018-EXP1, Class 2A1, 2.51% (1 mo. USD LIBOR + 0.85%), 04/25/2048(b)(c)	2,672,243	2,684,346
OCP CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 2.94% (3 mo. USD LIBOR + 1.12%), 07/20/2029(b)(c)	6,750,000	6,751,093
Octagon Investment Partners XVII Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 2.79% (3 mo. USD LIBOR + 1.00%), 01/25/2031(b)(c)	5,000,000	4,986,579
Recette CLO Ltd. (Cayman Islands), Series 2015-1A, Class BR, 3.12% (3 mo. USD LIBOR + 1.30%), 10/20/2027(b)(c)	2,000,000	1,999,399
Residential Mortgage Loan Trust
Series 2019-1, Class A1, 3.94%, 10/25/2058(c)(e)	7,507,301	7,636,499
Series 2019-3, Class A1, 2.63%, 09/25/2059(c)(e)	11,335,438	11,405,651
Social Professional Loan Program LLC, Series 2019-B, Class A1, 2.78%, 08/17/2048(c)	4,354,547	4,382,612
Sudbury Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1R, 3.49% (3 mo. USD LIBOR + 1.65%), 01/17/2026(b)(c)	2,500,000	2,502,022
TICP CLO II-2 Ltd. (Cayman Islands), Series 2018-IIA, Class A1, 2.66% (3 mo. USD LIBOR + 0.84%), 04/20/2028(b)(c)	11,000,000	10,980,457
Venture XII CLO Ltd. (Cayman Islands), Series 2012-12A, Class ARR, 2.71% (3 mo. USD LIBOR + 0.80%), 02/28/2026(b)(c)	4,274,070	4,274,073
Venture XVI CLO Ltd. (Cayman Islands), Series 2014-16A, Class ARR, 2.68% (3 mo. USD LIBOR + 0.85%), 01/15/2028(b)(c)	1,500,000	1,498,891
Verus Securitization Trust
Series 2019-1, Class A1, 3.84%, 02/25/2059(c)(e)	8,183,912	8,276,367
Series 2019-2, Class A1, 3.21%, 05/25/2059(c)(e)	6,761,863	6,831,925
Series 2019-INV1, Class A1, 3.40%, 12/25/2059(c)(e)	7,331,602	7,416,984
Series 2020-1, Class A1, 2.42%, 01/25/2060(c)(e)	14,975,000	15,019,575
Woodmont Trust, Series 2017-2A, Class A, 3.62% (3 mo. USD LIBOR + 1.80%), 07/18/2028(b)(c)	3,600,000	3,597,532
Total Asset-Backed Securities (Cost $483,449,781)		486,458,609
	Principal Amount	Value
Variable Rate Senior Loan Interests-0.07%(g)(h)
Aerospace & Defense-0.07%
Fly Funding II S.a.r.l. (Ireland), Term Loan B, 3.65% (3 mo. USD LIBOR + 1.75%), 08/09/2025 (Cost $1,957,791)	$1,962,260	$1,969,206

Commercial Paper-26.78%
Alexandria Real Estate Equities, Inc., 1.77%, 02/11/2020(c)(i)	17,000,000	16,990,494
AT&T, Inc., 1.75%, 02/26/2020(c)(i)	20,000,000	19,974,477
AutoNation, Inc., 1.85%, 02/07/2020(c)(i)	2,500,000	2,498,729
Aviation Capital Group LLC, 1.87%, 02/25/2020(c)(i)	12,800,000	12,783,867
Bank of China Ltd., 1.94%, 04/02/2020(i)	12,000,000	11,957,592
BAT International Finance PLC, 1.77%, 02/13/2020(c)(i)	13,500,000	13,491,552
Bell Canada, Inc.
1.87%, 04/13/2020(c)(i)	20,000,000	19,924,283
1.80%, 04/15/2020(c)(i)	8,500,000	8,466,885
Bemis Co., Inc., 1.74%, 02/13/2020(c)(i)	35,000	34,978
Boeing Co. (The), 2.19%, 02/26/2020(c)(i)	21,000,000	20,973,231
BP Capital Markets PLC, 1.76%, 06/22/2020(c)(i)	6,850,000	6,802,356
Broadcom, Inc.
2.22%, 02/12/2020(c)(i)	17,500,000	17,485,072
2.16%, 02/25/2020(c)(i)	20,000,000	19,964,833
1.97%, 03/10/2020(c)(i)	3,000,000	2,991,664
Brookfield US Holdings, Inc., 1.75%, 02/10/2020(c)(i)	25,000,000	24,987,319
CenterPoint Energy, Inc., 1.75%, 03/06/2020(c)(i)	15,000,000	14,975,033
China Construction Bank Corp., 2.11%, 02/26/2020(c)(i)	16,200,000	16,181,151
Constellation Brands, Inc., 1.90%, 02/12/2020(c)(i)	10,000,000	9,991,470
Dow Chemical Co. (The), 1.96%, 03/30/2020(i)	25,000,000	24,926,496
Duke Energy Corp., 1.76%, 03/19/2020(c)(i)	7,500,000	7,482,130
DXC Capital Funding Ltd.
2.41%, 02/27/2020(c)(i)	15,500,000	15,479,435
1.94%, 03/19/2020(c)(i)	15,000,000	14,964,260
Entergy Corp.
1.96%, 04/03/2020(c)(i)	10,500,000	10,463,985
1.82%, 04/28/2020(c)(i)	8,000,000	7,960,850
Exelon Generation Co. LLC, 1.85%, 02/11/2020(c)(i)	8,000,000	7,995,576
FMC Technologies, Inc.
2.05%, 02/03/2020(c)(i)	17,000,000	16,997,634
2.03%, 04/01/2020(c)(i)	12,000,000	11,963,481
Ford Motor Credit Co. LLC, 2.28%, 04/02/2020(c)(i)	13,600,000	13,538,962
General Motors Financial Co., Inc., 1.94%, 02/04/2020(c)(i)	10,000,000	9,997,057
Glencore Funding LLC
1.87%, 02/10/2020(c)(i)	11,350,000	11,344,054
1.87%, 02/14/2020(c)(i)	10,650,000	10,642,127
Great Bridge Capital Co. LLC
1.99%, 02/20/2020(c)(i)	11,000,000	10,990,375
1.85%, 04/02/2020(c)(i)	19,808,000	19,753,486
Humana, Inc., 1.82%, 03/26/2020(c)(i)	27,700,000	27,614,303

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount	Value

Industrial & Commercial Bank of China Ltd., 1.94%, 03/31/2020(c)(i)	$12,500,000	$12,462,812
Jabil, Inc.
1.92%, 02/03/2020(c)(i)	12,500,000	12,497,229
1.92%, 02/07/2020(c)(i)	20,600,000	20,589,526
Lloyds Bank PLC, 2.11% (1 mo. USD LIBOR + 0.45%), 08/19/2020(b)(c)	15,000,000	15,025,677
NatWest Markets PLC, 2.27%, 01/07/2021(c)(i)	10,000,000	9,799,360
NextEra Energy Capital Holdings, Inc., 1.81%, 04/15/2020(c)(i)	7,700,000	7,671,045
Nissan Motor Acceptance Corp., 1.91%, 05/12/2020(c)(i)	10,000,000	9,945,402
ONEOK, Inc., 1.82%, 02/06/2020(c)(i)	32,500,000	32,489,757
Ovintiv Canada ULC, 2.15%, 02/13/2020(c)(i)	14,500,000	14,490,926
Plains All American Pipeline L.P., 1.95%, 02/05/2020(c)(i)	25,000,000	24,994,156
Public Service Enterprise Group, Inc., 1.70%, 02/04/2020(c)(i)	12,000,000	11,997,765
Reckitt Benckiser Treasury Services PLC
2.23%, 02/20/2020(c)(i)	13,000,000	12,987,903
2.13%, 06/23/2020(c)(i)	9,000,000	8,933,004
RELX Investments PLC, 1.90%, 02/03/2020(c)(i)	25,000,000	24,996,352
Santander UK PLC, 1.94%, 06/29/2020(i)	28,300,000	28,097,773
Suncor Energy, Inc., 1.96%, 02/03/2020(c)(i)	23,500,000	23,496,729
Ventas Realty L.P., 1.78%, 02/10/2020(c)(i)	11,250,000	11,244,584
Welltower, Inc., 1.75%, 02/05/2020(c)(i)	9,265,000	9,262,787
White Plains Capital Co. LLC, 2.38%, 02/20/2020(c)(i)	20,000,000	19,979,078
Total Commercial Paper (Cost $773,505,628)		773,551,062
	Repurchase Amount
Repurchase Agreements-6.82%(j)
Citigroup Global Markets, Inc., joint open agreement dated 09/24/2019 (collateralized by foreign corporate obligations valued at $143,517,758; 5.75% - 9.13%; 04/22/2021 - 01/20/2050), 2.25%(k)	-	10,000,000
Citigroup Global Markets, Inc., joint open agreement dated 12/19/2019 (collateralized by domestic and foreign corporate obligations, domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $196,353,697; 0% - 7.96%; 10/22/2025 - 10/25/2069), 2.26%(k)	-	50,000,000
J.P. Morgan Securities LLC, open agreement dated 09/09/2019 (collateralized by domestic corporate obligations, domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $27,165,641; 0% - 8.26%; 09/15/2024 - 01/15/2059), 2.29%(k)	-	25,000,000
	Repurchase Amount	Value
Nomura Securities International, Inc., joint term agreement dated 01/02/2020, aggregate maturing value of $53,000,000 (collateralized by domestic non-agency mortgage-backed securities valued at $58,300,301; 6.44%; 03/25/2048), 2.46%, 06/30/2020(b)	$28,000,000	$28,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations, domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $108,972,073; 1.83% - 12.00%; 02/21/2020 - 06/05/2115), 1.76%(k)	-	17,000,000
Societe Generale, joint open agreement dated 11/05/2019 (collateralized by domestic and foreign corporate obligations, domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $109,867,735; 1.83% - 13.00%; 02/21/2020 - 06/05/2115), 2.30%(k)	-	50,000,000
Wells Fargo Securities, LLC, joint term agreement dated 01/03/2020, aggregate maturing value of $45,515,250 (collateralized by foreign corporate obligations and domestic and foreign non-agency asset-backed securities valued at $49,500,000; 0% - 8.42%; 01/18/2022 - 10/25/2056), 2.29%, 07/01/2020	17,194,650	17,000,000
Total Repurchase Agreements (Cost $197,000,000)		197,000,000
	Principal Amount
Certificates of Deposit-0.70%
Diversified Banks-0.70%
Standard Chartered Bank, (3 mo. USD LIBOR + 0.28%), 2.19%, 11/06/2020 (Cost $19,978,800)	20,000,000	20,030,841
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.42% (Cost $2,917,392,587)		2,929,316,930
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(l)(m)	1,313,274	1,313,274

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(l)(m)	437,583	$437,758
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,751,032)		1,751,032
TOTAL INVESTMENTS IN SECURITIES-101.48% (Cost $2,919,143,619)		2,931,067,962
OTHER ASSETS LESS LIABILITIES-(1.48)%		(42,632,435)
NET ASSETS-100.00%		$2,888,435,527
Investment Abbreviations:
BR	-Bearer Shares
CLO	-Collateralized Loan Obligation
Ctfs.	-Certificates
LIBOR	-London Interbank Offered Rate
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2020.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $1,572,366,927, which represented 54.44% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at January 31, 2020.
(e)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2020.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(h)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the LIBOR, on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Principal amount equals value at period end.
(k)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(l)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(m)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Variable Rate Investment Grade ETF (VRIG)
January 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-40.40%
Automobile Manufacturers-4.32%
Daimler Finance North America LLC (Germany)
2.30% (3 mo. USD LIBOR + 0.55%), 05/04/2021(b)(c)	$2,000,000	$2,006,526
2.81% (3 mo. USD LIBOR + 0.90%), 02/15/2022(b)(c)	1,500,000	1,516,757
Fiat Chrysler Automobiles N.V. (United Kingdom), 4.50%, 04/15/2020	3,000,000	3,012,645
Ford Motor Credit Co. LLC
2.87% (3 mo. USD LIBOR + 0.93%), 09/24/2020(c)	2,000,000	2,004,038
3.23% (3 mo. USD LIBOR + 1.27%), 03/28/2022(c)	1,000,000	996,175
2.84% (3 mo. USD LIBOR + 1.08%), 08/03/2022(c)	1,500,000	1,485,524
General Motors Financial Co., Inc.
3.01% (3 mo. USD LIBOR + 1.10%), 11/06/2021(c)	2,000,000	2,010,897
3.27% (3 mo. USD LIBOR + 1.31%), 06/30/2022(c)	1,000,000	1,009,890
2.89% (3 mo. USD LIBOR + 0.99%), 01/05/2023(c)	1,000,000	1,001,943
Volkswagen Group of America Finance LLC (Germany), 2.84% (3 mo. USD LIBOR + 0.94%), 11/12/2021(b)(c)	2,000,000	2,020,433
		17,064,828
Construction Materials-0.44%
Vulcan Materials Co.
2.49% (3 mo. USD LIBOR + 0.60%), 06/15/2020(c)	750,000	750,941
2.56% (3 mo. USD LIBOR + 0.65%), 03/01/2021(c)	1,000,000	1,002,555
		1,753,496
Consumer Finance-0.26%
Capital One Financial Corp., 2.49% (3 mo. USD LIBOR + 0.72%), 01/30/2023(c)	1,000,000	1,006,190
Distillers & Vintners-0.24%
Constellation Brands, Inc., 2.61% (3 mo. USD LIBOR + 0.70%), 11/15/2021(c)	966,000	966,147
Diversified Banks-16.78%
Banco Santander S.A. (Spain), 3.41% (3 mo. USD LIBOR + 1.56%), 04/11/2022(c)	5,200,000	5,305,039
Bank of America Corp.
2.80% (3 mo. USD LIBOR + 1.00%), 04/24/2023(c)	3,281,000	3,322,793
2.68% (3 mo. USD LIBOR + 0.79%), 03/05/2024(c)	1,250,000	1,259,360
2.66% (3 mo. USD LIBOR + 0.77%), 02/05/2026(c)	1,042,000	1,043,399
Barclays PLC (United Kingdom)
3.46% (3 mo. USD LIBOR + 1.63%), 01/10/2023(c)	2,000,000	2,033,901
3.34% (3 mo. USD LIBOR + 1.43%), 02/15/2023(c)	2,000,000	2,024,661
BPCE S.A. (France), 3.12% (3 mo. USD LIBOR + 1.22%), 05/22/2022(b)(c)	4,000,000	4,068,697
Capital One N.A., 2.92% (3 mo. USD LIBOR + 1.15%), 01/30/2023(c)	3,750,000	3,796,322
	Principal Amount	Value
Diversified Banks-(continued)
Citigroup, Inc.
2.45% (SOFR + 0.87%), 11/04/2022(c)	$2,500,000	$2,517,895
2.75% (3 mo. USD LIBOR + 0.95%), 07/24/2023(c)	1,500,000	1,517,287
3.34% (3 mo. USD LIBOR + 1.43%), 09/01/2023(c)	4,500,000	4,605,671
ING Groep N.V. (Netherlands), 2.91% (3 mo. USD LIBOR + 1.00%), 10/02/2023(c)	3,500,000	3,550,621
JPMorgan Chase & Co.
3.03% (3 mo. USD LIBOR + 1.23%), 10/24/2023(c)	3,000,000	3,060,760
Series I, 5.24% (3 mo. USD LIBOR + 3.47%)(c)(d)	978,000	985,584
Series V, 5.23% (3 mo. USD LIBOR + 3.32%)(c)(d)	2,500,000	2,522,862
KeyBank N.A., 2.42% (3 mo. USD LIBOR + 0.66%), 02/01/2022(c)	1,923,000	1,938,298
Mizuho Financial Group, Inc. (Japan), 2.68% (3 mo. USD LIBOR + 0.84%), 07/16/2023(c)	2,500,000	2,516,857
NatWest Markets PLC (United Kingdom), 3.36% (3 mo. USD LIBOR + 1.40%), 09/29/2022(b)(c)	2,500,000	2,542,224
Nordea Bank Abp (Finland), 2.85% (3 mo. USD LIBOR + 0.94%), 08/30/2023(b)(c)	2,987,000	2,993,424
Royal Bank of Scotland Group PLC (The) (United Kingdom)
3.38% (3 mo. USD LIBOR + 1.47%), 05/15/2023(c)	4,000,000	4,067,755
3.50% (3 mo. USD LIBOR + 1.55%), 06/25/2024(c)	2,000,000	2,043,139
Standard Chartered PLC (United Kingdom)
3.09% (3 mo. USD LIBOR + 1.20%), 09/10/2022(b)(c)	1,667,000	1,683,851
2.97% (3 mo. USD LIBOR + 1.15%), 01/20/2023(b)(c)	3,316,000	3,349,190
USB Realty Corp., 2.98% (3 mo. USD LIBOR + 1.15%)(b)(c)(d)	1,100,000	987,530
Wells Fargo & Co., 3.24% (3 mo. USD LIBOR + 1.34%), 03/04/2021(c)	2,500,000	2,533,433
		66,270,553
Electric Utilities-0.58%
Mississippi Power Co., 2.60% (3 mo. USD LIBOR + 0.65%), 03/27/2020(c)	2,292,000	2,293,303
Health Care Distributors-1.02%
Cardinal Health, Inc., 2.66% (3 mo. USD LIBOR + 0.77%), 06/15/2022(c)	4,000,000	4,021,080
Health Care Equipment-1.08%
Becton, Dickinson and Co., 2.92% (3 mo. USD LIBOR + 1.03%), 06/06/2022(c)	4,225,000	4,258,767
Health Care Services-1.12%
Cigna Corp., 2.72% (3 mo. USD LIBOR + 0.89%), 07/15/2023(c)	3,543,000	3,588,635
CVS Health Corp., 2.61% (3 mo. USD LIBOR + 0.72%), 03/09/2021(c)	839,000	844,129
		4,432,764

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount	Value
Household Products-0.70%
Reckitt Benckiser Treasury Services PLC (United Kingdom), 2.50% (3 mo. USD LIBOR + 0.56%), 06/24/2022(b)(c)	$2,750,000	$2,762,944
Integrated Oil & Gas-0.25%
Occidental Petroleum Corp., 3.16% (3 mo. USD LIBOR + 1.25%), 08/13/2021(c)	1,000,000	1,005,563
Integrated Telecommunication Services-2.10%
AT&T, Inc.
2.80% (3 mo. USD LIBOR + 0.89%), 02/15/2023(c)	2,669,000	2,695,064
3.07% (3 mo. USD LIBOR + 1.18%), 06/12/2024(c)	3,832,000	3,902,946
Verizon Communications, Inc., 3.01% (3 mo. USD LIBOR + 1.10%), 05/15/2025(c)	1,627,000	1,675,778
		8,273,788
Interactive Media & Services-0.29%
Tencent Holdings Ltd. (China), 2.42% (3 mo. USD LIBOR + 0.61%), 01/19/2023(b)(c)	1,143,000	1,137,630
Investment Banking & Brokerage-3.79%
Goldman Sachs Group, Inc. (The)
2.94% (3 mo. USD LIBOR + 1.05%), 06/05/2023(c)	2,500,000	2,534,145
2.80% (3 mo. USD LIBOR + 1.00%), 07/24/2023(c)	4,500,000	4,556,429
3.55% (3 mo. USD LIBOR + 1.75%), 10/28/2027(c)	250,000	263,129
Morgan Stanley
3.22% (3 mo. USD LIBOR + 1.40%), 04/21/2021(c)	2,500,000	2,538,724
2.73% (3 mo. USD LIBOR + 0.93%), 07/22/2022(c)	2,500,000	2,526,408
3.20% (3 mo. USD LIBOR + 1.40%), 10/24/2023(c)	2,500,000	2,561,383
		14,980,218
Life & Health Insurance-1.63%
Athene Global Funding, 3.14% (3 mo. USD LIBOR + 1.23%), 07/01/2022(b)(c)	5,300,000	5,407,750
Jackson National Life Global Funding, 2.68% (3 mo. USD LIBOR + 0.73%), 06/27/2022(b)(c)	1,000,000	1,012,206
		6,419,956
Multi-line Insurance-0.23%
Metropolitan Life Global Funding I, 2.15% (SOFR + 0.57%), 09/07/2020(b)(c)	899,000	901,022
Multi-Utilities-0.67%
Sempra Energy, 2.33% (3 mo. USD LIBOR + 0.50%), 01/15/2021(c)	2,650,000	2,650,509
Oil & Gas Exploration & Production-0.39%
ConocoPhillips, 2.81% (3 mo. USD LIBOR + 0.90%), 05/15/2022(c)	1,500,000	1,523,893
Oil & Gas Refining & Marketing-0.09%
Phillips 66, 2.52% (3 mo. USD LIBOR + 0.60%), 02/26/2021(c)	340,000	340,047
Oil & Gas Storage & Transportation-0.23%
MPLX L.P., 2.99% (3 mo. USD LIBOR + 1.10%), 09/09/2022(c)	914,000	918,268
	Principal Amount	Value
Other Diversified Financial Services-0.45%
Aviation Capital Group LLC, 2.86% (3 mo. USD LIBOR + 0.95%), 06/01/2021(b)(c)	$1,777,000	$1,787,895
Packaged Foods & Meats-1.33%
Conagra Brands, Inc., 2.55% (3 mo. USD LIBOR + 0.75%), 10/22/2020(c)	1,250,000	1,250,139
General Mills, Inc., 2.85% (3 mo. USD LIBOR + 1.01%), 10/17/2023(c)	3,937,000	4,005,316
		5,255,455
Pharmaceuticals-0.86%
Bayer US Finance II LLC (Germany), 2.58% (3 mo. USD LIBOR + 0.63%), 06/25/2021(b)(c)	3,395,000	3,411,136
Specialty Chemicals-0.25%
DuPont de Nemours, Inc., 2.62% (3 mo. USD LIBOR + 0.71%), 11/15/2020(c)	1,000,000	1,005,194
Technology Hardware, Storage & Peripherals-0.51%
Dell International LLC/EMC Corp., 5.88%, 06/15/2021(b)	1,986,000	2,008,342
Trading Companies & Distributors-0.79%
BOC Aviation Ltd. (Singapore), 3.07% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(c)	3,082,000	3,107,587
Total U.S. Dollar Denominated Bonds & Notes (Cost $158,254,772)		159,556,575

Agency Credit Risk Transfer Notes-21.09%
Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 4.11% (1 mo. USD LIBOR + 2.45%), 07/25/2031(b)(c)(e)	6,750,000	6,848,455
Fannie Mae Connecticut Avenue Securities
Series 2014-C02, Class 2M2, 4.26% (1 mo. USD LIBOR + 2.60%), 05/25/2024(c)(e)	3,075,371	3,184,675
Series 2014-C03, Class 1M2, 4.66% (1 mo. USD LIBOR + 3.00%), 07/25/2024(c)(e)	6,014,567	6,262,582
Series 2014-C03, Class 2M2, 4.56% (1 mo. USD LIBOR + 2.90%), 07/25/2024(c)(e)	3,495,914	3,584,219
Series 2015-C02, Class 2M2, 5.66% (1 mo. USD LIBOR + 4.00%), 05/25/2025(c)(e)	899,306	936,742
Series 2016-C02, Class 1M2, 7.66% (1 mo. USD LIBOR + 6.00%), 09/25/2028(c)(e)	2,322,747	2,630,003
Series 2018-C04, Class 2M2, 4.21% (1 mo. USD LIBOR + 2.55%), 12/25/2030(c)(e)	6,000,000	6,143,380
Series 2018-C06, Class 1M2, 3.66% (1 mo. USD LIBOR + 2.00%), 03/25/2031(c)(e)	5,460,539	5,508,050
Freddie Mac
Series 2014-DN1, Class M2, STACR®, 3.86% (1 mo. USD LIBOR + 2.20%), 02/25/2024(c)(f)	2,197,847	2,222,663
Series 2014-DN2, Class M2, STACR®, 3.31% (1 mo. USD LIBOR + 1.65%), 04/25/2024(c)(f)	291,117	292,078
Series 2014-HQ2, Class M2, STACR®, 3.86% (1 mo. USD LIBOR + 2.20%), 09/25/2024(c)(f)	3,449,629	3,494,046
Series 2015-DNA3, Class M2, STACR®, 4.51% (1 mo. USD LIBOR + 2.85%), 04/25/2028(c)(f)	4,249,809	4,291,062
Series 2015-HQ2, Class M2, STACR®, 3.61% (1 mo. USD LIBOR + 1.95%), 05/25/2025(c)(f)	4,664,712	4,712,518

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount	Value

Series 2016-DNA1, Class M2, STACR®, 4.69% (1 mo. USD LIBOR + 2.90%), 07/25/2028(c)(f)	$2,102,648	$2,111,206
Series 2016-DNA4, Class M2, STACR®, 2.96% (1 mo. USD LIBOR + 1.30%), 03/25/2029(c)(f)	1,111,073	1,113,570
Series 2016-HQA1, Class M2, STACR®, 4.41% (1 mo. USD LIBOR + 2.75%), 09/25/2028(c)(f)	190,353	190,654
Series 2016-HQA3, Class M2, STACR®, 3.01% (1 mo. USD LIBOR + 1.35%), 03/25/2029(c)(f)	5,196,218	5,217,719
Series 2016-HQA4, Class M2, STACR®, 2.96% (1 mo. USD LIBOR + 1.30%), 04/25/2029(c)(f)	1,661,381	1,665,385
Series 2017-HQA1, Class M1, STACR®, 2.86% (1 mo. USD LIBOR + 1.20%), 08/25/2029(c)(f)	156,488	156,601
Series 2018-HQA1, Class M2, STACR®, 3.96% (1 mo. USD LIBOR + 2.30%), 09/25/2030(c)(f)	5,463,000	5,563,367
Series 2018-HQA2, Class M2, STACR®, 3.96% (1 mo. USD LIBOR + 2.30%), 10/25/2048(b)(c)(f)	3,000,000	3,062,669
Series 2018-HRP2, Class M2, STACR®, 2.91% (1 mo. USD LIBOR + 1.25%), 02/25/2047(b)(c)(f)	3,000,000	3,007,574
Series 2019-DNA3, Class M2, STACR®, 3.71% (1 mo. USD LIBOR + 2.05%), 07/25/2049(b)(c)(f)	7,000,000	7,065,802
Series2019-HQA2, Class M2, STACR®, 3.71% (1 mo. USD LIBOR + 2.05%), 04/25/2049(b)(c)(f)	4,000,000	4,036,818
Total Agency Credit Risk Transfer Notes (Cost $83,432,215)		83,301,838

Asset-Backed Securities-18.72%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 4.18%, 02/25/2035(g)	247,479	253,326
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class B, 3.09% (1 mo. USD LIBOR + 1.35%), 04/15/2036(b)(c)	4,000,000	4,001,800
BBCMS 2019-BWAY Mortgage Trust, Series 2019-BWAY, Class B, 2.99% (1 mo. USD LIBOR + 1.31%), 11/25/2034(b)(c)	3,250,000	3,237,872
Bear Stearns ARM Trust
Series 2003-7, Class 6A, 4.20%, 10/25/2033(g)	280,459	289,104
Series 2003-8, Class 4A1, 4.26%, 01/25/2034(g)	247,324	255,845
BFLD Trust, Series 2019-DPLO, Class A, 2.83% (1 mo. USD LIBOR + 1.09%), 10/15/2034(b)(c)	1,500,000	1,501,803
BX Trust, Series 2018-GW, Class A, 2.54% (1 mo. USD LIBOR + 0.80%), 05/15/2035(b)(c)	4,500,000	4,497,939
Capital One Multi-Asset Execution Trust, Series 2016-A2, Class A2, 2.31% (1 mo. USD LIBOR + 0.63%), 02/15/2024(c)	250,000	251,805
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 2.53% (1 mo. USD LIBOR + 0.79%), 07/15/2032(b)(c)	1,233,284	1,235,141
	Principal Amount	Value

Commercial Mortgage Trust
Series 2014-FL5, Class B, 3.13% (1 mo. USD LIBOR + 2.15%), 10/15/2031(b)(c)	$114,014	$114,139
Series 2019-521F, Class C, 3.04% (1 mo. USD LIBOR + 1.30%), 06/15/2034(b)(c)	4,000,000	3,999,446
Commonbond Student Loan Trust
Series 2017-BGS, Class A2, 2.31% (1 mo. USD LIBOR + 0.65%), 09/25/2042(b)(c)	1,101,929	1,092,420
Series 2018-AGS, Class A2, 2.16% (1 mo. USD LIBOR + 0.50%), 02/25/2044(b)(c)	2,096,067	2,057,628
Credit Suisse Mortgage Capital Ctfs., Series 2019-ICE4, Class B, 2.91% (1 mo. USD LIBOR + 1.23%), 05/15/2036(b)(c)	4,000,000	4,008,026
CSWF, Series 2018-TOP, Class B, 3.04% (1 mo. USD LIBOR + 1.30%), 08/15/2035(b)(c)	2,891,204	2,896,636
DBGS Mortgage Trust, Series 2018-5BP, Class B, 2.57% (1 mo. USD LIBOR + 0.83%), 06/15/2033(b)(c)	3,000,000	2,994,011
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A1, 3.56%, 04/25/2059(b)(g)	743,092	751,554
Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A2I, 3.04% (3 mo. USD LIBOR + 1.25%), 07/25/2047(b)(c)	4,579,588	4,581,599
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 2.46% (1 mo. USD LIBOR + 0.80%), 10/25/2056(b)(c)	724,843	722,308
Hertz Vehicle Financing II L.P., Series 2017-1A, Class B, 3.56%, 10/25/2021(b)	320,000	322,484
Home Equity Asset Trust, Series 2004-5, Class M2, 2.61% (1 mo. USD LIBOR + 0.95%), 11/25/2034(c)	1,106,896	1,115,029
Home Partners of America Trust
Series 2017-1, Class A, 2.49% (1 mo. USD LIBOR + 0.82%), 07/17/2034(b)(c)	1,563,290	1,565,563
Series 2018-1, Class B, 2.77% (1 mo. USD LIBOR + 1.10%), 07/17/2037(b)(c)	1,760,000	1,755,417
Invitation Homes Trust
Series 2017-SFR2, Class A, 2.52% (1 mo. USD LIBOR + 0.85%), 12/17/2036(b)(c)	1,856,543	1,859,108
Series 2017-SFR2, Class C, 3.12% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(c)	5,620,000	5,632,707
Series 2018-SFR1, Class B, 2.62% (1 mo. USD LIBOR + 0.95%), 03/17/2037(b)(c)	1,000,000	995,039
Series 2018-SFR4, Class C, 3.07% (1 mo. USD LIBOR + 1.40%), 01/17/2038(b)(c)	3,000,000	3,003,573
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 2.30% (1 mo. USD LIBOR + 0.64%), 10/25/2028(c)	248,199	250,504
Series 2005-A2, Class A5, 3.88%, 02/25/2035(g)	94,626	96,702
Morgan Stanley Capital I Trust, Series 2017-CLS, Class B, 2.59% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(c)	2,200,000	2,202,001
OBX Trust
Series 2018-EXP1, Class 2A1, 2.51% (1 mo. USD LIBOR + 0.85%), 04/25/2048(b)(c)	2,796,534	2,809,199
Series 2018-EXP2, Class 2A2, 2.61% (1 mo. USD LIBOR + 0.95%), 11/25/2048(b)(c)	2,352,712	2,365,000

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount	Value

Series 2019-EXP1, Class 2A2, 2.81% (1 mo. USD LIBOR + 1.15%), 01/25/2059(b)(c)	$912,416	$914,702
Series 2019-EXP2, Class 2A2, 2.86% (1 mo. USD LIBOR + 1.20%), 06/25/2059(b)(c)	2,060,908	2,073,505
Pennsylvania Higher Education Assistance Agency, Series 2009-2, Class A2, 2.89% (3 mo. USD LIBOR + 1.10%), 01/25/2028(c)	967,723	920,467
Residential Mortgage Loan Trust, Series 2019-1, Class A1, 3.94%, 10/25/2058(b)(g)	1,251,217	1,272,750
Rosslyn Portfolio Trust, Series 2017-ROSS, Class B, 2.99% (1 mo. USD LIBOR + 1.25%), 06/15/2033(b)(c)	1,000,000	1,000,264
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class A2, 4.49%, 06/25/2034(g)	118,908	121,805
Wells Fargo Commercial Mortgage Trust, Series 2018-BXI, Class B, 2.63% (1 mo. USD LIBOR + 0.96%), 12/15/2036(b)(c)	4,928,267	4,925,816
Total Asset-Backed Securities (Cost $73,889,722)		73,944,037
U.S. Treasury Securities-8.89%
U.S. Treasury Floating Rate Notes-8.89%
1.78% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%), 07/31/2021(c)	7,750,000	7,762,697
1.86% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%), 10/31/2021(c)	27,250,000	27,335,227
Total U.S. Treasury Securities (Cost $35,029,253)		35,097,924
U.S. Government Sponsored Agency Mortgage-Backed Securities-6.43%
Collateralized Mortgage Obligations-5.34%
Fannie Mae REMICs
Series 2011-127, Class FJ, 2.01% (1 mo. USD LIBOR + 0.35%), 09/25/2041(c)	111,841	112,002
Series 2012-113, Class FM, 2.06% (1 mo. USD LIBOR + 0.40%), 10/25/2042(c)	1,985,613	1,980,828
Series 2014-92, Class FB, 2.01% (1 mo. USD LIBOR + 0.32%), 01/25/2045(c)	1,533,101	1,524,145
Series 2016-25, Class FL, 2.16% (1 mo. USD LIBOR + 0.50%), 05/25/2046(c)	440,936	441,167
Series 2017-100, Class FM, 2.01% (1 mo. USD LIBOR + 0.32%), 12/25/2047(c)	516,912	514,605
Series 2017-68, Class AF, 1.99% (1 mo. USD LIBOR + 0.30%), 09/25/2047(c)	1,503,336	1,494,997
Freddie Mac Multifamily Structured Pass Through Ctfs.
2.24% (1 mo. USD LIBOR + 0.48%), 04/25/2026(c)	1,999,938	1,996,065
2.28% (1 mo. USD LIBOR + 0.52%), 07/25/2029(c)	3,500,000	3,505,152
Series Q008, Class A, 2.15% (1 mo. USD LIBOR + 0.39%), 10/25/2045(c)	3,639,154	3,641,908
Freddie Mac REMICs
Series 331, Class AF, 2.08% (1 mo. USD LIBOR + 0.40%), 06/15/2037(c)	1,312,389	1,314,659
	Principal Amount	Value
Collateralized Mortgage Obligations-(continued)
Series 4091, Class JF, 2.18% (1 mo. USD LIBOR + 0.50%), 06/15/2041(c)	$338,423	$339,232
Series 4547, Class FA, 2.14% (1 mo. USD LIBOR + 0.45%), 09/15/2040(c)	1,167,488	1,169,362
Series 4683, Class FA, 2.04% (1 mo. USD LIBOR + 0.35%), 09/15/2038(c)	1,559,507	1,561,947
Series 4770, Class FA, 2.01% (1 mo. USD LIBOR + 0.32%), 08/15/2043(c)	1,508,733	1,509,212
		21,105,281
Federal Home Loan Mortgage Corp. (FHLMC)-0.41%
ARM, 4.65% (1 yr. USD LIBOR + 1.59%), 06/01/2037(c)	321,086	336,209
ARM, 4.36% (1 yr. USD LIBOR + 1.74%), 11/01/2038(c)	640,979	674,783
ARM, 4.42% (1 yr. USD LIBOR + 1.73%), 03/01/2043(c)	567,242	589,260
		1,600,252
Federal National Mortgage Association (FNMA)-0.68%
ARM, 3.64% (1 yr. USD LIBOR + 1.64%), 02/01/2035(c)	58,326	58,295
ARM, 3.45% (6 mo. USD LIBOR + 1.57%), 07/01/2035(c)	99,384	103,111
ARM, 4.54% (1 yr. U.S. Treasury Yield Curve Rate + 2.35%), 07/01/2035(c)	1,213,503	1,288,766
ARM, 4.00% (1 yr. USD LIBOR + 1.79%), 10/01/2036(c)	524,170	551,378
ARM, 4.78% (1 yr. USD LIBOR + 1.78%), 03/01/2037(c)	228,352	237,302
ARM, 4.40% (1 yr. USD LIBOR + 1.62%), 11/01/2037(c)	443,145	464,200
		2,703,052
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $25,491,343)		25,408,585
	Shares
Exchange-Traded Funds-1.97%
Invesco Variable Rate Preferred ETF(h) (Cost $7,476,000)	300,000	7,797,000
	Principal Amount
Commercial Paper-2.53%(i)
Ford Motor Credit Co. LLC
2.62%, 02/10/2020(b)	$4,902,000	4,898,629
2.62%, 02/12/2020(b)	5,100,000	5,095,777
Total Commercial Paper (Cost $9,994,715)		9,994,406
	Shares
Money Market Funds-2.85%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(j) (Cost $11,247,805)	11,247,805	11,247,805
TOTAL INVESTMENTS IN SECURITIES-102.88% (Cost $404,815,825)		406,348,170
OTHER ASSETS LESS LIABILITIES-(2.88)%		(11,390,221)
NET ASSETS-100.00%		$394,957,949

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2020
(Unaudited)
Investment Abbreviations:
ARM	-Adjustable Rate Mortgage
Ctfs.	-Certificates
ETF	-Exchange-Traded Fund
LIBOR	-London Interbank Offered Rate
REMICs	-Real Estate Mortgage Investment Conduits
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $147,110,318, which represented 37.25% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2020.
(d)	Perpetual bond with no specified maturity date.
(e)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(f)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(g)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2020.
(h)	The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2020	Dividend Income
Invesco Variable Rate Preferred ETF	$7,719,000	$-	$-	$78,000	$-	$7,797,000	$88,668

(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of January 31, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Downside Hedged ETF
Investments in Securities
Common Stocks & Other Equity Interests	$14,066,296	$-	$-	$14,066,296
Money Market Funds	1,403,379	-	-	1,403,379
Total Investments in Securities	15,469,675	-	-	15,469,675
Other Investments - Assets(a)
Futures Contracts	32,907	-	-	32,907
Other Investments - Liabilities(a)
Futures Contracts	(56,366)	-	-	(56,366)
Total Other Investments	(23,459)	-	-	(23,459)
Total Investments	$15,446,216	$-	$-	$15,446,216
Invesco Total Return Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$104,599,585	$-	$104,599,585
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	45,070,884	-	45,070,884
Asset-Backed Securities	-	43,063,282	-	43,063,282
U.S. Treasury Securities	-	41,545,996	-	41,545,996
U.S. Government Sponsored Agency Securities	-	3,062,340	-	3,062,340
Non-U.S. Dollar Denominated Bonds & Notes	-	1,891,768	-	1,891,768
Agency Credit Risk Transfer Notes	-	1,434,828	-	1,434,828
Municipal Obligations	-	677,353	-	677,353
Preferred Stocks	411,119	-	-	411,119
Open Exchanged-Traded Index Options Purchased	103,160	-	-	103,160
Total Investments in Securities	514,279	241,346,036	-	241,860,315
Other Investments - Assets(a)
Forward Foreign Currency Contracts	-	613	-	613
Futures Contracts	438,214	-	-	438,214
	438,214	613	-	438,827
Other Investments - Liabilities(a)
Forward Foreign Currency Contracts	-	(8,001)	-	(8,001)
Futures Contracts	(821,064)	-	-	(821,064)
	(821,064)	(8,001)	-	(829,065)
Total Other Investments	(382,850)	(7,388)	-	(390,238)
Total Investments	$131,429	$241,338,648	$-	$241,470,077

	Level 1	Level 2	Level 3	Total
Invesco Ultra Short Duration ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,450,307,212	$-	$1,450,307,212
Asset-Backed Securities	-	486,458,609	-	486,458,609
Variable Rate Senior Loan Interests	-	1,969,206	-	1,969,206
Commercial Paper	-	773,551,062	-	773,551,062
Repurchase Agreements	-	197,000,000	-	197,000,000
Certificates of Deposit	-	20,030,841	-	20,030,841
Money Market Funds	1,751,032	-	-	1,751,032
Total Investments	$1,751,032	$2,929,316,930	$-	$2,931,067,962
Invesco Variable Rate Investment Grade ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$159,556,575	$-	$159,556,575
Agency Credit Risk Transfer Notes	-	83,301,838	-	83,301,838
Asset-Backed Securities	-	73,944,037	-	73,944,037
U.S. Treasury Securities	-	35,097,924	-	35,097,924
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	25,408,585	-	25,408,585
Exchange-Traded Funds	7,797,000	-	-	7,797,000
Commercial Paper	-	9,994,406	-	9,994,406
Money Market Funds	11,247,805	-	-	11,247,805
Total Investments	$19,044,805	$387,303,365	$-	$406,348,170

(a)	Futures contracts and forward foreign currency contracts are valued at unrealized appreciation (depreciation).
Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.